The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.5%)
	AT&T, Inc.	12,386,779	$238,445,496
# *	Charter Communications, Inc., Class A	11,707	4,445,382
	Comcast Corp., Class A	12,257,215	505,855,263
	Electronic Arts, Inc.	529,866	79,977,974
	Fox Corp. (FOX US), Class B	327,846	11,615,584
#	Fox Corp. (FOXA US), Class A	929,362	35,352,930
* ††	GCI Liberty, Inc.	59,566	0
	Interpublic Group of Cos., Inc.	837,911	26,955,597
# *	Liberty Broadband Corp. (LBRDA US), Class A	27,366	1,812,177
*	Liberty Broadband Corp. (LBRDK US), Class C	67,513	4,549,701
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	2,905,616
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	98,714	7,983,001
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	24,739
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	26,201	592,667
# *	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	290,835	6,546,696
#	News Corp. (NWS US), Class B	64,856	1,847,747
	News Corp. (NWSA US), Class A	905,965	24,986,515
#	Omnicom Group, Inc.	246,172	24,134,703
*	Take-Two Interactive Software, Inc.	234,929	35,363,862
	T-Mobile U.S., Inc.	1,154,478	210,438,250
	Verizon Communications, Inc.	7,341,072	297,460,237
	Walt Disney Co.	779,333	73,015,709
*	Warner Bros Discovery, Inc.	833,157	7,206,808
TOTAL COMMUNICATION SERVICES			1,601,516,654
CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	292,836	20,319,890
	Aramark	869,099	29,784,023
#	Autoliv, Inc.	116,089	11,741,241
#	Best Buy Co., Inc.	58,198	5,035,291
	BorgWarner, Inc.	517,216	18,262,897
# *	CarMax, Inc.	308,700	26,066,628
*	Carnival Corp.	1,574,159	26,225,489
#	Dick's Sporting Goods, Inc.	21,473	4,645,684
	DR Horton, Inc.	1,755,869	315,933,509
	eBay, Inc.	2,192,529	121,926,538
	Ford Motor Co.	5,352,399	57,912,957
	Garmin Ltd.	553,650	94,812,563
	General Motors Co.	4,270,514	189,269,180
	Gentex Corp.	496,507	15,421,507
	Genuine Parts Co.	260,210	38,279,493
#	Hyatt Hotels Corp., Class A	133,345	19,645,719
	Lear Corp.	36,233	4,421,875
	Lennar Corp. (LEN US), Class A	934,946	165,419,996
#	Lennar Corp. (LENB US), Class B	33,910	5,593,794
	LKQ Corp.	1,602,480	66,502,920
*	MGM Resorts International	1,378,193	59,220,953
#	Penske Automotive Group, Inc.	104,673	18,224,616
	PulteGroup, Inc.	1,605,663	211,947,516
	Ralph Lauren Corp.	41,846	7,347,739
	Tapestry, Inc.	258,509	10,363,626
	Toll Brothers, Inc.	153,417	21,894,140

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	TopBuild Corp.	9,539	$4,564,793
TOTAL CONSUMER DISCRETIONARY			1,570,784,577
CONSUMER STAPLES — (4.4%)
	Albertsons Cos., Inc., Class A	188,772	3,743,349
	Archer-Daniels-Midland Co.	1,097,553	68,059,261
	Bunge Global SA	609,659	64,154,417
#	Campbell Soup Co.	593,100	27,792,666
	Casey's General Stores, Inc.	53,544	20,766,505
	Conagra Brands, Inc.	528,967	16,038,279
	Constellation Brands, Inc., Class A	356,266	87,342,173
*	Coty, Inc., Class A	255,459	2,541,817
	Dollar General Corp.	44,712	5,382,878
# *	Dollar Tree, Inc.	676,384	70,573,907
	General Mills, Inc.	2,046,326	137,390,328
	Hormel Foods Corp.	406,263	13,045,105
	J M Smucker Co.	381,569	45,006,063
	Kenvue, Inc.	1,605,446	29,684,696
	Keurig Dr Pepper, Inc.	1,524,745	52,268,259
	Kraft Heinz Co.	1,191,731	41,960,848
	Kroger Co.	3,528,698	192,314,041
	Molson Coors Beverage Co., Class B	435,782	23,031,079
	Mondelez International, Inc., Class A	3,101,723	212,002,767
*	Performance Food Group Co.	118,856	8,201,064
	Target Corp.	422,807	63,594,401
	Tyson Foods, Inc., Class A	925,645	56,371,780
*	U.S. Foods Holding Corp.	903,258	49,128,203
TOTAL CONSUMER STAPLES			1,290,393,886
ENERGY — (13.4%)
	Baker Hughes Co.	2,886,673	111,771,979
#	Chesapeake Energy Corp.	112,235	8,566,898
	Chevron Corp.	4,126,924	662,247,494
	ConocoPhillips	3,086,998	343,274,178
	Coterra Energy, Inc.	2,205,239	56,895,166
	Devon Energy Corp.	1,843,504	86,699,993
	Diamondback Energy, Inc.	661,643	133,856,995
	EOG Resources, Inc.	1,023,297	129,754,060
#	EQT Corp.	556,426	19,202,261
	Exxon Mobil Corp.	12,075,396	1,432,021,189
	Halliburton Co.	723,874	25,103,950
	HF Sinclair Corp.	287,753	14,810,647
	Kinder Morgan, Inc.	5,924,552	125,185,784
	Marathon Oil Corp.	1,942,732	54,493,633
	Marathon Petroleum Corp.	787,498	139,402,896
	Occidental Petroleum Corp.	1,282,619	78,008,888
	ONEOK, Inc.	138,395	11,532,455
	Ovintiv, Inc.	120,582	5,599,828
	Permian Resources Corp.	1,479	22,688
	Phillips 66	936,455	136,235,473
	Schlumberger NV	883,182	42,648,859
	Valero Energy Corp.	1,095,838	177,218,921
	Williams Cos., Inc.	2,741,642	117,726,107
TOTAL ENERGY			3,912,280,342
FINANCIALS — (24.0%)
	Aflac, Inc.	1,432,922	136,672,100
	Ally Financial, Inc.	1,519,290	68,383,243

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American International Group, Inc.	1,904,953	$150,929,426
*	Arch Capital Group Ltd.	933,062	89,368,678
	Axis Capital Holdings Ltd.	3,443	260,807
	Bank of America Corp.	5,940,646	239,467,440
	Bank of New York Mellon Corp.	2,476,920	161,173,184
*	Berkshire Hathaway, Inc., Class B	1,791,259	785,467,071
	BlackRock, Inc.	26,287	23,040,555
	BOK Financial Corp.	6,114	628,764
	Capital One Financial Corp.	1,477,562	223,702,887
#	Carlyle Group, Inc.	17,807	885,720
	Charles Schwab Corp.	3,700	241,203
	Chubb Ltd.	623,230	171,799,582
	Cincinnati Financial Corp.	53,977	7,050,476
	Citigroup, Inc.	2,313,118	150,075,096
	Citizens Financial Group, Inc.	632,526	26,989,884
	CME Group, Inc.	31,597	6,120,655
	Corebridge Financial, Inc.	65,765	1,943,356
	Discover Financial Services	967,007	139,239,338
	Equitable Holdings, Inc.	10,374	452,410
	Everest Group Ltd.	108,975	42,813,008
#	F&G Annuities & Life, Inc.	8,261	356,297
	Fidelity National Financial, Inc.	296,968	16,454,997
	Fidelity National Information Services, Inc.	1,876,852	144,198,539
	Fifth Third Bancorp	3,530,714	149,490,431
	First Citizens BancShares, Inc., Class A	10,466	21,849,764
*	Fiserv, Inc.	733,273	119,941,465
#	Franklin Resources, Inc.	135,977	3,109,794
	Global Payments, Inc.	206,741	21,013,155
	Goldman Sachs Group, Inc.	742,023	377,711,968
	Hartford Financial Services Group, Inc.	1,798,758	199,518,237
	Huntington Bancshares, Inc.	3,673,080	54,912,546
	Intercontinental Exchange, Inc.	121,984	18,487,895
#	Jefferies Financial Group, Inc.	73,833	4,317,016
	JPMorgan Chase & Co.	6,592,607	1,402,906,770
	KeyCorp	2,382,473	38,429,289
	Loews Corp.	619,986	49,567,881
	M&T Bank Corp.	334,893	57,658,528
*	Markel Group, Inc.	8,815	14,446,463
	MetLife, Inc.	1,144,078	87,922,394
	Morgan Stanley	2,192,820	226,320,952
	Northern Trust Corp.	269,881	23,924,951
	Old Republic International Corp.	17,558	607,858
	PNC Financial Services Group, Inc.	578,982	104,853,640
	Principal Financial Group, Inc.	1,433,986	116,884,199
	Prudential Financial, Inc.	1,287,996	161,411,659
	Raymond James Financial, Inc.	360,931	41,867,996
#	Regions Financial Corp.	4,794,047	107,242,831
	Reinsurance Group of America, Inc.	33,547	7,562,500
#	RenaissanceRe Holdings Ltd.	10,134	2,350,176
	State Street Corp.	691,346	58,743,670
	Synchrony Financial	1,426,581	72,456,049
	T Rowe Price Group, Inc.	198,131	22,628,542
	Travelers Cos., Inc.	1,031,317	223,218,251
	Truist Financial Corp.	3,479,540	155,500,643
	U.S. Bancorp	1,575,494	70,708,171
	Unum Group	46,438	2,671,578
	W R Berkley Corp.	370,666	20,434,817
	Wells Fargo & Co.	5,729,127	339,966,396

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	72,358	$20,425,216
TOTAL FINANCIALS			6,988,778,407
HEALTH CARE — (15.5%)
	Abbott Laboratories	1,758,511	186,296,655
*	Avantor, Inc.	918,028	24,557,249
	Baxter International, Inc.	160,522	5,749,898
	Becton Dickinson & Co.	527,682	127,203,023
*	Biogen, Inc.	279,532	59,596,222
*	BioMarin Pharmaceutical, Inc.	88,114	7,430,654
*	Boston Scientific Corp.	794,102	58,668,256
	Bristol-Myers Squibb Co.	2,102,315	99,986,101
*	Centene Corp.	1,429,528	109,959,294
*	Charles River Laboratories International, Inc.	66,613	16,260,233
	Cigna Group	835,431	291,289,727
	Cooper Cos., Inc.	124,928	11,659,530
	CVS Health Corp.	2,930,610	176,803,701
	Danaher Corp.	1,108,364	307,105,497
*	DaVita, Inc.	1,999	273,103
*	Edwards Lifesciences Corp.	171,069	10,785,901
	Elevance Health, Inc.	575,246	306,048,129
# *	Envista Holdings Corp.	11,130	189,989
# *	Fortrea Holdings, Inc.	254,689	7,026,870
*	GE HealthCare Technologies, Inc.	1,151,730	97,470,910
	Gilead Sciences, Inc.	2,493,184	189,631,575
*	Henry Schein, Inc.	90,638	6,520,498
*	Hologic, Inc.	568,784	46,418,462
	Humana, Inc.	408,303	147,646,448
# *	ICON PLC	10,793	3,544,853
*	Incyte Corp.	99,435	6,470,236
	Johnson & Johnson	1,469,485	231,958,207
	Labcorp Holdings, Inc.	634,299	136,653,377
	Medtronic PLC	2,021,760	162,387,763
*	Moderna, Inc.	349,576	41,676,451
*	Molina Healthcare, Inc.	65,746	22,437,137
	Pfizer, Inc.	13,136,974	401,203,186
	Quest Diagnostics, Inc.	905,867	128,904,874
*	Regeneron Pharmaceuticals, Inc.	180,242	194,515,364
#	Revvity, Inc.	128,420	16,130,836
	Royalty Pharma PLC, Class A	7,285	205,219
	STERIS PLC	210,742	50,316,760
*	Tenet Healthcare Corp.	92,457	13,840,813
	Thermo Fisher Scientific, Inc.	367,274	225,263,835
*	United Therapeutics Corp.	84,749	26,551,014
	UnitedHealth Group, Inc.	677,424	390,304,612
	Universal Health Services, Inc., Class B	354,912	75,865,989
	Viatris, Inc.	1,496,113	18,043,123
	Zimmer Biomet Holdings, Inc.	478,846	53,319,502
TOTAL HEALTH CARE			4,494,171,076
INDUSTRIALS — (12.1%)
	AMETEK, Inc.	524,182	90,935,093
*	Builders FirstSource, Inc.	484,342	81,064,321
	Carlisle Cos., Inc.	99,035	41,454,070
	Carrier Global Corp.	288,213	19,630,187
*	Clean Harbors, Inc.	10,226	2,441,253
#	Concentrix Corp.	33,198	2,340,459
	CSX Corp.	1,796,400	63,053,640

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Cummins, Inc.	618,184	$180,386,091
	Deere & Co.	408,707	152,030,830
#	Delta Air Lines, Inc.	2,724,121	117,191,685
	Dover Corp.	451,063	83,112,868
	EMCOR Group, Inc.	19,031	7,144,999
	Emerson Electric Co.	553,773	64,852,356
	FedEx Corp.	613,891	185,548,555
	Fortive Corp.	512,252	36,805,306
	Fortune Brands Innovations, Inc.	199,434	16,116,262
	General Dynamics Corp.	477,120	142,520,515
	Huntington Ingalls Industries, Inc.	47,968	13,430,081
	IDEX Corp.	28,532	5,948,351
	Ingersoll Rand, Inc.	1,044,230	104,840,692
	Jacobs Solutions, Inc.	311,550	45,595,343
	JB Hunt Transport Services, Inc.	173,360	30,017,284
	Johnson Controls International PLC	2,003,309	143,316,726
	L3Harris Technologies, Inc.	470,761	106,810,963
	Leidos Holdings, Inc.	714,993	103,244,989
	ManpowerGroup, Inc.	2,452	187,774
*	Masterbrand, Inc.	14,587	263,295
	MDU Resources Group, Inc.	20,335	547,825
	Nordson Corp.	14,433	3,613,013
	Norfolk Southern Corp.	706,803	176,389,757
	Northrop Grumman Corp.	191,523	92,758,419
	nVent Electric PLC	36,380	2,642,279
	Oshkosh Corp.	2,394	260,108
	Otis Worldwide Corp.	876,223	82,803,073
	Owens Corning	520,448	97,001,098
	PACCAR, Inc.	2,024,474	199,734,605
	Parker-Hannifin Corp.	130,191	73,057,982
	Pentair PLC	780,022	68,540,533
	Regal Rexnord Corp.	50,964	8,188,896
	Republic Services, Inc.	316,286	61,460,696
	RTX Corp.	2,051,769	241,062,340
	Snap-on, Inc.	313,561	90,001,414
#	Southwest Airlines Co.	595,654	16,046,919
	SS&C Technologies Holdings, Inc.	533,260	38,901,317
	Stanley Black & Decker, Inc.	362,099	38,244,896
	Textron, Inc.	1,104,443	102,602,755
	Trane Technologies PLC	344	114,992
	TransUnion	187,987	16,967,707
# *	U-Haul Holding Co. (UHAL US)	84,288	5,629,596
	U-Haul Holding Co. (UHAL/B US)	744,097	47,421,302
*	United Airlines Holdings, Inc.	1,253,844	56,949,594
	United Rentals, Inc.	73,974	56,005,715
	Veralto Corp.	247,061	26,326,820
	Westinghouse Air Brake Technologies Corp.	392,002	63,171,122
	Xylem, Inc.	204,149	27,253,892
TOTAL INDUSTRIALS			3,533,982,653
INFORMATION TECHNOLOGY — (9.7%)
*	Advanced Micro Devices, Inc.	906,928	131,032,957
*	Akamai Technologies, Inc.	412,366	40,527,331
	Amdocs Ltd.	661,039	57,821,081
	Analog Devices, Inc.	1,159,653	268,320,511
# *	Aspen Technology, Inc.	2,278	428,150
	Avnet, Inc.	5,178	278,369
	Cisco Systems, Inc.	8,086,755	391,803,280
	Cognizant Technology Solutions Corp., Class A	1,850,966	140,081,107

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Corning, Inc.	4,138,362	$165,575,864
*	F5, Inc.	33,119	6,744,353
*	First Solar, Inc.	210,266	45,415,353
*	Flex Ltd.	1,292,301	41,547,477
# *	GLOBALFOUNDRIES, Inc.	163,292	8,329,525
	Hewlett Packard Enterprise Co.	6,350,484	126,438,136
	HP, Inc.	3,198,138	115,420,800
	Intel Corp.	6,735,002	207,033,962
	Jabil, Inc.	74,412	8,384,000
*	Keysight Technologies, Inc.	28,626	3,995,331
	Marvell Technology, Inc.	1,003,660	67,225,147
	Microchip Technology, Inc.	2,564	227,632
	Micron Technology, Inc.	818,705	89,910,183
*	Okta, Inc.	92,970	8,733,602
*	ON Semiconductor Corp.	1,249,541	97,776,583
*	Qorvo, Inc.	266,220	31,893,156
	Roper Technologies, Inc.	49,228	26,816,953
	Salesforce, Inc.	1,334,505	345,369,894
	Skyworks Solutions, Inc.	558,852	63,496,764
	TD SYNNEX Corp.	53,561	6,382,864
	TE Connectivity Ltd.	1,310,687	202,278,325
*	Teledyne Technologies, Inc.	65,469	27,618,752
*	Trimble, Inc.	128,257	6,995,137
*	Twilio, Inc., Class A	75,779	4,480,812
*	Western Digital Corp.	852,349	57,150,001
*	Zebra Technologies Corp., Class A	28,388	9,969,582
*	Zoom Video Communications, Inc., Class A	266,982	16,125,713
TOTAL INFORMATION TECHNOLOGY			2,821,628,687
MATERIALS — (7.6%)
	Air Products & Chemicals, Inc.	400,472	105,664,537
#	Albemarle Corp.	483,212	45,262,468
#	Amcor PLC	3,379,345	35,584,503
	Ball Corp.	323,174	20,628,196
#	Celanese Corp.	225,900	31,885,785
	CF Industries Holdings, Inc.	729,816	55,750,644
	Corteva, Inc.	1,046,785	58,724,639
	Crown Holdings, Inc.	16,342	1,449,535
	Dow, Inc.	2,620,634	142,745,934
	DuPont de Nemours, Inc.	499,566	41,813,674
	Eastman Chemical Co.	720,826	74,482,951
	Freeport-McMoRan, Inc.	4,433,625	201,330,911
	Huntsman Corp.	8,221	196,729
	International Flavors & Fragrances, Inc.	123,478	12,283,591
#	International Paper Co.	814,659	37,865,350
	Linde PLC	279,201	126,617,654
	LyondellBasell Industries NV, Class A	1,347,531	134,025,433
	Martin Marietta Materials, Inc.	208,102	123,477,322
	Mosaic Co.	69,039	2,055,291
	Newmont Corp.	1,908,882	93,668,840
	Nucor Corp.	1,548,608	252,330,188
	Packaging Corp. of America	243,104	48,589,197
	PPG Industries, Inc.	736,129	93,473,660
	Reliance, Inc.	375,245	114,284,617
	Smurfit WestRock PLC	5,525	247,741
	Steel Dynamics, Inc.	1,218,500	162,328,570
	Vulcan Materials Co.	463,775	127,310,875

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Westlake Corp.	370,962	$54,850,441
TOTAL MATERIALS			2,198,929,276
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	1,053,860	118,780,561
*	Jones Lang LaSalle, Inc.	72,111	18,092,650
# *	Zillow Group, Inc. (Z US), Class C	70,703	3,443,236
TOTAL REAL ESTATE			140,316,447
UTILITIES — (0.4%)
	NRG Energy, Inc.	463,815	34,864,974
	Vistra Corp.	895,002	70,902,058
TOTAL UTILITIES			105,767,032
TOTAL COMMON STOCKS Cost ($16,601,519,912)			28,658,549,037

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	249,913,555	249,913,555
SECURITIES LENDING COLLATERAL — (0.6%)
@ §	The DFA Short Term Investment Fund	15,862,457	183,481,040
TOTAL INVESTMENTS — (100.0%)
(Cost $17,034,914,507)^^			$29,091,943,632

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	724	09/20/24	$203,837,308	$201,199,600	$(2,637,708)
Total Futures Contracts			$203,837,308	$201,199,600	$(2,637,708)
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,601,516,654	—	—	$1,601,516,654
Consumer Discretionary	1,570,784,577	—	—	1,570,784,577
Consumer Staples	1,290,393,886	—	—	1,290,393,886
Energy	3,912,280,342	—	—	3,912,280,342

The U.S. Large Cap Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$6,988,778,407	—	—	$6,988,778,407
Health Care	4,494,171,076	—	—	4,494,171,076
Industrials	3,533,982,653	—	—	3,533,982,653
Information Technology	2,821,628,687	—	—	2,821,628,687
Materials	2,198,929,276	—	—	2,198,929,276
Real Estate	140,316,447	—	—	140,316,447
Utilities	105,767,032	—	—	105,767,032
Temporary Cash Investments	249,913,555	—	—	249,913,555
Securities Lending Collateral	—	$183,481,040	—	183,481,040
Total Investments in Securities	$28,908,462,592	$183,481,040	—˂˃	$29,091,943,632
Financial Instruments
Liabilities
Futures Contracts**	(2,637,708)	—	—	(2,637,708)
Total Financial Instruments	$(2,637,708)	—	—	$(2,637,708)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (6.2%)
ANZ Group Holdings Ltd.	3,720,839	$70,789,107
Aurizon Holdings Ltd.	9,364,075	22,832,156
Bendigo & Adelaide Bank Ltd.	1,005,936	8,235,135
BlueScope Steel Ltd.	2,914,127	42,316,480
Brickworks Ltd.	17,393	328,408
Challenger Ltd.	75,667	348,745
Cleanaway Waste Management Ltd.	3,028,437	5,598,232
Evolution Mining Ltd.	7,618,788	19,740,081
Harvey Norman Holdings Ltd.	2,494,300	7,833,642
Incitec Pivot Ltd.	4,867,740	9,397,596
National Australia Bank Ltd.	5,570,044	140,680,717
New Hope Corp. Ltd.	843,254	2,689,296
Northern Star Resources Ltd.	3,326,728	30,875,790
Orica Ltd.	1,113,717	13,104,975
Origin Energy Ltd.	2,915,788	20,006,595
QBE Insurance Group Ltd.	1,222,525	14,428,301
Rio Tinto Ltd.	328,422	25,236,635
Santos Ltd.	13,238,704	69,012,126
Seven Group Holdings Ltd.	186,936	4,796,205
Sonic Healthcare Ltd.	1,364,334	24,726,051
South32 Ltd. (S32 AU)	16,664,513	33,423,924
Suncorp Group Ltd.	3,426,829	39,871,567
TPG Telecom Ltd.	605,566	1,884,487
Westpac Banking Corp.	5,237,352	102,352,523
Whitehaven Coal Ltd.	5,022,173	25,354,228
Woodside Energy Group Ltd. (WDS AU)	3,693,816	66,986,634
Worley Ltd.	971,709	9,638,313
# Yancoal Australia Ltd.	744,193	3,448,957
TOTAL AUSTRALIA		815,936,906
AUSTRIA — (0.1%)
Erste Group Bank AG	138,521	7,205,344
OMV AG	201,615	8,435,591
TOTAL AUSTRIA		15,640,935
BELGIUM — (0.8%)
Ageas SA	393,983	18,809,232
Anheuser-Busch InBev SA (ABI BB)	143,125	8,497,927
KBC Group NV	582,113	45,024,064
Solvay SA	215,011	7,569,358
Syensqo SA	215,011	19,012,946
TOTAL BELGIUM		98,913,527
CANADA — (10.5%)
Agnico Eagle Mines Ltd. (AEM US)	655,853	50,612,176
AltaGas Ltd.	450,341	10,737,859
ARC Resources Ltd.	91,574	1,584,546
Bank of Montreal (BMO CN)	1,808	152,494
Bank of Montreal (BMO US)	1,308,032	110,306,339
Bank of Nova Scotia (BNS CN)	503,391	23,506,043
# Bank of Nova Scotia (BNS US)	1,545,991	72,151,400
Barrick Gold Corp. (ABX CN)	42,338	784,417
Barrick Gold Corp. (GOLD US)	1,502,478	27,810,868
Canadian Imperial Bank of Commerce (CM CN)	1,726,071	89,263,368

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce (CM US)	496,982	$25,689,000
#	Canadian Tire Corp. Ltd., Class A	22,573	2,318,039
	Cenovus Energy, Inc. (CVE US)	859,164	17,294,971
	Empire Co. Ltd., Class A	65,266	1,725,426
	Endeavour Mining PLC	363,519	7,998,919
	Fairfax Financial Holdings Ltd.	96,097	113,329,242
	First Quantum Minerals Ltd.	1,494,315	18,291,327
	Great-West Lifeco, Inc.	36,900	1,108,350
	iA Financial Corp., Inc.	382,697	25,878,095
	IGM Financial, Inc.	65,682	1,861,065
	Imperial Oil Ltd. (IMO US)	73,344	5,248,497
	Kinross Gold Corp. (K CN)	4,622,914	42,021,925
	Kinross Gold Corp. (KGC US)	811,323	7,350,586
	Lundin Mining Corp.	2,984,206	30,130,614
#	Magna International, Inc. (MGA US)	956,110	42,422,601
	Manulife Financial Corp. (MFC CN)	506,547	13,494,223
	Manulife Financial Corp. (MFC US)	3,075,373	81,897,183
*	MEG Energy Corp.	848,834	17,589,643
	Nutrien Ltd. (NTR US)	1,515,016	77,568,809
	Onex Corp.	140,809	9,649,034
#	Pan American Silver Corp. (PAAS US)	101,310	2,328,104
	Suncor Energy, Inc. (SU CN)	840,913	33,584,159
	Suncor Energy, Inc. (SU US)	2,343,254	93,542,700
	Teck Resources Ltd. (TECK US), Class B	2,305,144	112,975,107
	Teck Resources Ltd. (TECKB CN), Class B	3,183	156,032
	Toronto-Dominion Bank (TD CN)	114,199	6,743,667
	Toronto-Dominion Bank (TD US)	2,103,166	124,149,889
	Tourmaline Oil Corp.	1,012,303	44,542,358
	West Fraser Timber Co. Ltd. (WFG CN)	170,541	15,122,830
	West Fraser Timber Co. Ltd. (WFG US)	11,473	1,017,540
#	Whitecap Resources, Inc.	1,779,975	13,717,404
TOTAL CANADA			1,377,656,849
DENMARK — (2.9%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,426	5,565,315
	AP Moller - Maersk AS (MAERSKB DC), Class B	3,510	5,806,727
	Carlsberg AS, Class B	382,101	46,141,350
#	Coloplast AS, Class B	258,376	33,589,009
	Danske Bank AS	945,349	28,911,121
*	Demant AS	241,584	9,262,190
	DSV AS	370,073	67,887,898
*	Genmab AS (GMAB DC)	75,940	21,450,894
	H Lundbeck AS (HLUNB DC)	90,194	563,919
	Novo Nordisk AS (NOVOB DC), Class B	89,643	11,877,060
	Novonesis (Novozymes) B, Class B	925,882	58,939,082
	Pandora AS	244,853	38,381,518
	Rockwool AS (ROCKA DC), Class A	91	40,044
	Rockwool AS (ROCKB DC), Class B	15,066	6,659,362
*	Svitzer Group AS	15,750	603,582
	Tryg AS	359,699	7,875,287
*	Vestas Wind Systems AS	1,273,092	31,505,256
*	Zealand Pharma AS	1,850	249,234
TOTAL DENMARK			375,308,848
FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	5,217,732
#	Nokia OYJ (NOKIA FH)	10,009,206	39,335,184
	Nordea Bank Abp (NDA FH)	290,012	3,393,643

The DFA International Value Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA SS)	2,159,163	$25,284,230
	Stora Enso OYJ, Class R	1,009,352	12,618,026
TOTAL FINLAND			85,848,815
FRANCE — (10.4%)
Ω	Amundi SA	67,754	4,944,733
	Arkema SA	177,263	15,996,717
	BNP Paribas SA	1,245,833	85,356,651
	Bollore SE	1,793,750	11,165,804
	Bouygues SA	917,705	31,684,679
	Carrefour SA	2,062,414	30,765,505
	Cie de Saint-Gobain SA	1,855,942	159,213,349
	Cie Generale des Etablissements Michelin SCA	2,740,740	108,502,712
	Credit Agricole SA	1,088,951	16,525,336
	Eiffage SA	284,086	28,272,726
	Engie SA	5,147,551	80,920,333
	Orange SA (ORA FP)	6,198,866	68,790,459
	Publicis Groupe SA (PUB FP)	462,546	48,288,154
	Renault SA	692,307	33,550,676
	Rexel SA	591,057	15,016,922
	Sanofi SA (SAN FP)	1,202,301	123,948,185
	Sanofi SA (SNY US), ADR	18,998	984,286
	Societe Generale SA	1,575,385	40,860,701
	TotalEnergies SE (TTE FP)	6,761,803	456,193,766
	Vivendi SE	355,476	3,793,197
TOTAL FRANCE			1,364,774,891
GERMANY — (5.5%)
	BASF SE	1,470,435	68,459,245
	Bayer AG	902,263	26,842,945
	Bayerische Motoren Werke AG	915,630	84,923,878
	Commerzbank AG	3,512,358	57,260,128
	Continental AG	350,740	21,501,696
* Ω	Covestro AG	486,865	28,661,177
	Daimler Truck Holding AG	1,841,913	71,114,316
	Deutsche Bank AG (DB US)	1,417,940	22,063,147
	Deutsche Bank AG (DBK GR)	1,876,820	29,213,594
#	Deutsche Lufthansa AG	524,114	3,284,509
	Deutsche Telekom AG (DTE GR)	405,449	10,605,525
Ω	DWS Group GmbH & Co. KGaA	19,253	728,081
	Evonik Industries AG	155,329	3,145,676
	Fresenius Medical Care AG (FME GR)	411,664	15,885,228
*	Fresenius SE & Co. KGaA	565,563	20,264,550
# Ω	Hapag-Lloyd AG	11,832	2,100,698
	Heidelberg Materials AG	490,528	51,102,804
	Henkel AG & Co. KGaA	78,906	6,113,864
	Mercedes-Benz Group AG	2,408,921	159,240,333
	RWE AG	457,997	17,092,861
*	Talanx AG	57,781	4,389,704
	Volkswagen AG	102,362	12,077,594
TOTAL GERMANY			716,071,553
HONG KONG — (1.1%)
	BOC Hong Kong Holdings Ltd.	6,901,500	20,078,683
#	Cathay Pacific Airways Ltd.	7,060,999	7,377,027
	CK Asset Holdings Ltd.	2,573,803	9,834,681
	CK Hutchison Holdings Ltd.	7,678,984	40,115,842
	CK Infrastructure Holdings Ltd.	608,500	4,058,542

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
# Ω	ESR Group Ltd.	1,613,600	$2,439,494
	Henderson Land Development Co. Ltd.	1,643,485	4,616,257
	MTR Corp. Ltd.	1,450,433	4,692,288
#	Sino Land Co. Ltd.	6,122,656	6,333,018
	Sun Hung Kai Properties Ltd.	1,662,420	14,394,101
	Swire Pacific Ltd. (19 HK), Class A	1,064,000	9,178,889
	Swire Pacific Ltd. (87 HK), Class B	2,672,500	3,463,745
Ω	WH Group Ltd.	28,380,196	18,448,368
	Xinyi Glass Holdings Ltd.	1,156,150	1,221,309
TOTAL HONG KONG			146,252,244
IRELAND — (0.3%)
	AIB Group PLC	975,783	5,597,174
	Bank of Ireland Group PLC	1,341,875	15,196,648
*	Flutter Entertainment PLC	2,095	414,510
	Smurfit WestRock PLC	250,820	11,246,769
TOTAL IRELAND			32,455,101
ISRAEL — (0.5%)
	Bank Hapoalim BM	1,744,949	16,012,237
	Bank Leumi Le-Israel BM	2,824,004	24,335,826
*	Clal Insurance Enterprises Holdings Ltd.	150,725	2,296,150
	Delek Group Ltd.	39,719	4,110,845
	Harel Insurance Investments & Financial Services Ltd.	483,181	4,340,165
#	Israel Discount Bank Ltd., Class A	3,035,053	15,493,987
	Migdal Insurance & Financial Holdings Ltd.	679,887	806,841
	Phoenix Holdings Ltd.	304,192	2,939,296
*	Shikun & Binui Ltd.	14,619	33,187
TOTAL ISRAEL			70,368,534
ITALY — (2.4%)
	Banco BPM SpA	2,118,518	14,667,920
	Eni SpA (ENI IM)	3,371,547	53,944,048
	Stellantis NV	2,546,971	42,508,946
	Stellantis NV (STLAM IM)	3,233,234	53,878,801
	UniCredit SpA	3,618,770	148,639,884
TOTAL ITALY			313,639,599
JAPAN — (21.4%)
	Acom Co. Ltd.	136,600	393,340
	AGC, Inc.	891,869	31,919,762
	Air Water, Inc.	340,286	4,999,164
	Aisin Corp.	636,100	21,459,457
	Alfresa Holdings Corp.	235,599	3,680,617
	Amada Co. Ltd.	1,072,200	12,591,836
	Asahi Group Holdings Ltd.	1,025,200	37,740,872
	Asahi Kasei Corp.	3,645,899	26,291,541
	Bridgestone Corp.	601,800	24,537,579
	Brother Industries Ltd.	746,800	15,321,613
	Canon Marketing Japan, Inc.	139,900	4,332,202
	Chiba Bank Ltd.	1,064,000	9,966,990
	Coca-Cola Bottlers Japan Holdings, Inc.	294,957	4,396,456
	COMSYS Holdings Corp.	133,599	2,876,144
	Concordia Financial Group Ltd.	1,793,800	11,305,443
	Cosmo Energy Holdings Co. Ltd.	273,700	14,688,546
	Credit Saison Co. Ltd.	493,392	11,436,431
	Dai Nippon Printing Co. Ltd.	372,900	12,267,743

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	617,900	$6,006,478
	Daido Steel Co. Ltd.	134,700	1,347,742
	Dai-ichi Life Holdings, Inc.	1,239,947	37,806,352
	Daiwa House Industry Co. Ltd.	1,100,500	31,164,380
	Daiwa Securities Group, Inc.	574,500	4,743,126
	Denso Corp.	614,900	10,083,749
	Dentsu Group, Inc.	198,600	5,251,621
	Dowa Holdings Co. Ltd.	105,700	3,879,208
	ENEOS Holdings, Inc.	9,365,003	49,068,314
	EXEO Group, Inc.	153,100	1,669,938
	Fuji Media Holdings, Inc.	49,800	624,222
	FUJIFILM Holdings Corp.	1,079,400	25,663,736
	Fukuoka Financial Group, Inc.	259,600	7,281,483
	Fuyo General Lease Co. Ltd.	34,600	2,827,969
	Gunma Bank Ltd.	176,800	1,199,424
	Hachijuni Bank Ltd.	651,143	4,641,082
	Hakuhodo DY Holdings, Inc.	217,299	1,774,536
	Hankyu Hanshin Holdings, Inc.	598,900	17,088,969
	Haseko Corp.	739,472	9,228,212
	Hitachi Construction Machinery Co. Ltd.	263,200	6,555,553
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	108,367,207
	House Foods Group, Inc.	1,300	25,646
	Hulic Co. Ltd.	90,700	885,332
	Idemitsu Kosan Co. Ltd.	3,065,810	20,192,391
	Iida Group Holdings Co. Ltd.	276,651	4,158,521
	INFRONEER Holdings, Inc.	398,421	3,454,933
	Inpex Corp.	2,444,583	37,747,992
	Isuzu Motors Ltd.	1,896,400	25,652,843
	Iwatani Corp.	68,200	4,328,047
	Iyogin Holdings, Inc.	126,300	1,268,961
	J Front Retailing Co. Ltd.	828,217	10,032,425
	Japan Airlines Co. Ltd.	299,200	4,847,900
	Japan Post Bank Co. Ltd.	141,100	1,468,310
	Japan Post Holdings Co. Ltd.	1,397,610	14,801,330
	Japan Post Insurance Co. Ltd.	134,400	2,766,965
	JFE Holdings, Inc.	1,203,995	17,636,551
	JTEKT Corp.	242,640	1,744,141
	Kajima Corp.	976,500	18,869,415
	Kamigumi Co. Ltd.	324,100	7,391,366
	Kawasaki Heavy Industries Ltd.	111,267	4,082,566
#	Kawasaki Kisen Kaisha Ltd.	378,600	5,817,245
	Kewpie Corp.	10,377	266,525
	Kinden Corp.	228,000	4,810,359
	Kobe Steel Ltd.	1,118,050	13,955,875
	Koito Manufacturing Co. Ltd.	549,500	8,125,074
	Kokuyo Co. Ltd.	20,200	338,954
	Komatsu Ltd.	510,500	14,512,277
	Kubota Corp. (6326 JP)	1,378,281	19,815,423
	Kuraray Co. Ltd.	1,303,291	15,937,987
	Kyocera Corp.	978,500	12,324,169
	Kyoto Financial Group, Inc.	454,716	8,492,913
	Kyudenko Corp.	6,700	308,609
	Kyushu Financial Group, Inc.	486,500	2,996,643
	Lixil Corp.	938,185	10,860,585
	LY Corp.	2,230,200	5,579,770
	Mabuchi Motor Co. Ltd.	88,700	1,363,528
	Marubeni Corp.	509,300	9,584,905
	Mazda Motor Corp.	1,557,100	13,430,635
	Mebuki Financial Group, Inc.	1,565,010	6,514,278

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medipal Holdings Corp.	285,450	$5,152,447
	MEIJI Holdings Co. Ltd.	433,100	10,937,666
	Mitsubishi Chemical Group Corp.	3,410,100	20,140,885
	Mitsubishi Corp.	4,952,200	102,273,100
	Mitsubishi Electric Corp.	1,125,600	18,754,484
	Mitsubishi Estate Co. Ltd.	1,143,939	19,497,213
	Mitsubishi Gas Chemical Co., Inc.	554,400	10,480,943
	Mitsubishi HC Capital, Inc.	2,653,300	19,088,947
	Mitsubishi Logistics Corp.	106,100	3,711,252
#	Mitsubishi Motors Corp.	2,084,890	5,943,368
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	10,897,250	125,867,056
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	1,968,045	22,868,683
#	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	8,384,575
	Mitsui Chemicals, Inc.	812,360	23,486,963
	Mitsui Fudosan Co. Ltd.	3,329,700	34,495,225
#	Mitsui OSK Lines Ltd.	885,300	28,119,918
	Mizuho Financial Group, Inc. (8411 JP)	2,332,680	53,325,402
	MS&AD Insurance Group Holdings, Inc.	1,350,459	31,836,444
	Nagase & Co. Ltd.	21,700	476,723
	NEC Corp.	357,410	30,935,500
	NGK Insulators Ltd.	711,500	9,615,933
	NH Foods Ltd.	268,267	8,861,163
	NHK Spring Co. Ltd.	100,300	1,103,067
	Nikon Corp.	557,100	6,398,649
	Nippon Electric Glass Co. Ltd.	83,799	1,999,603
	Nippon Express Holdings, Inc.	308,624	15,270,970
#	Nippon Steel Corp.	1,318,093	28,618,954
#	Nippon Yusen KK	1,198,600	38,623,542
#	Nissan Motor Co. Ltd.	6,846,584	21,731,909
	Nisshin Seifun Group, Inc.	248,600	3,076,283
	Niterra Co. Ltd.	373,000	11,047,588
	NOK Corp.	127,100	1,857,807
	Nomura Holdings, Inc. (8604 JP)	3,219,302	19,848,953
	Nomura Real Estate Holdings, Inc.	567,300	15,858,703
	NSK Ltd.	775,791	4,067,397
	Obayashi Corp.	1,692,682	22,223,769
	Oji Holdings Corp.	3,428,000	14,599,708
	Ono Pharmaceutical Co. Ltd.	31,400	463,223
	Open House Group Co. Ltd.	122,500	4,338,802
	ORIX Corp. (8591 JP)	2,167,200	52,423,787
	Panasonic Holdings Corp.	3,996,999	32,740,132
	Resona Holdings, Inc.	4,095,139	29,365,975
	Resonac Holdings Corp.	803,024	19,935,633
	Ricoh Co. Ltd.	1,843,900	17,165,426
	Rinnai Corp.	46,600	1,145,803
	Rohm Co. Ltd.	468,400	6,386,274
	Sankyu, Inc.	8,400	286,926
	SBI Holdings, Inc.	358,899	9,329,090
	Seiko Epson Corp.	981,632	16,992,455
	Seino Holdings Co. Ltd.	437,400	6,845,656
	Sekisui Chemical Co. Ltd.	457,800	6,907,283
#	Sekisui House Ltd.	1,446,900	36,253,996
	Seven & i Holdings Co. Ltd.	2,135,100	25,567,294
	Shimamura Co. Ltd.	112,000	5,489,225
	Shimizu Corp.	228,000	1,432,968
	Shizuoka Financial Group, Inc.	741,300	7,404,320
	Sohgo Security Services Co. Ltd.	93,000	594,857
	Sojitz Corp.	681,440	16,118,147
	Sompo Holdings, Inc.	791,568	18,049,267

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Stanley Electric Co. Ltd.	456,100	$8,955,027
	Subaru Corp.	1,829,084	35,166,878
	SUMCO Corp.	722,200	11,873,248
	Sumitomo Chemical Co. Ltd.	836,500	2,144,329
	Sumitomo Corp.	1,699,000	42,215,972
	Sumitomo Electric Industries Ltd.	2,893,100	43,764,112
	Sumitomo Forestry Co. Ltd.	598,600	25,526,069
	Sumitomo Heavy Industries Ltd.	451,917	12,136,362
	Sumitomo Metal Mining Co. Ltd.	435,264	13,272,971
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	1,491,600	107,712,792
	Sumitomo Mitsui Trust Holdings, Inc.	1,048,087	26,492,311
	Sumitomo Realty & Development Co. Ltd.	974,300	32,203,274
	Sumitomo Rubber Industries Ltd.	727,455	7,579,744
	Suntory Beverage & Food Ltd.	14,300	513,601
	Suzuken Co. Ltd.	102,500	3,735,491
	Suzuki Motor Corp.	1,067,100	12,263,307
	Taiheiyo Cement Corp.	217,387	5,937,508
	Taisei Corp.	215,600	9,156,823
	Taiyo Yuden Co. Ltd.	30,700	922,539
	Takashimaya Co. Ltd.	429,600	7,955,345
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,599,871	72,989,468
	TBS Holdings, Inc.	57,200	1,615,452
	THK Co. Ltd.	197,000	3,719,348
	Tokyo Century Corp.	400,800	4,269,391
	Tokyo Tatemono Co. Ltd.	870,300	15,182,042
	Tokyu Fudosan Holdings Corp.	2,629,400	18,985,011
	TOPPAN Holdings, Inc.	599,800	16,966,029
	Toray Industries, Inc.	2,186,500	11,367,728
	Tosoh Corp.	958,800	13,042,859
	TOTO Ltd.	129,800	3,574,067
	Toyo Seikan Group Holdings Ltd.	385,349	6,616,557
	Toyo Tire Corp.	334,200	5,452,756
	Toyoda Gosei Co. Ltd.	272,500	4,975,492
	Toyota Boshoku Corp.	234,200	3,156,003
	Toyota Industries Corp.	158,900	13,358,738
	Toyota Motor Corp. (7203 JP)	3,399,950	65,315,607
	Toyota Tsusho Corp.	1,473,000	29,449,716
	Yamada Holdings Co. Ltd.	681,528	2,067,783
	Yamaguchi Financial Group, Inc.	151,042	1,877,593
	Yamaha Corp.	38,100	905,602
	Yamaha Motor Co. Ltd.	2,888,700	26,899,505
	Yamato Holdings Co. Ltd.	620,700	7,538,453
	Yamato Kogyo Co. Ltd.	72,400	3,826,098
	Yokohama Rubber Co. Ltd.	564,500	12,830,712
	Zeon Corp.	158,800	1,402,533
TOTAL JAPAN			2,795,600,003
NETHERLANDS — (4.0%)
Ω	ABN AMRO Bank NV, GDR	866,403	15,124,668
	Aegon Ltd. (AEG US)	31,012	200,027
	Aegon Ltd. (AGN NA)	2,863,375	18,529,623
	Akzo Nobel NV	337,568	20,872,555
	ArcelorMittal SA (MT NA)	317,689	7,233,988
#	ArcelorMittal SA (MT US)	640,003	14,630,471
	ASR Nederland NV	473,394	23,784,375
	Coca-Cola Europacific Partners PLC	97,681	7,185,473
	HAL Trust	1,136	140,338
	Heineken NV	356,789	31,661,724
	IMCD NV	13,323	1,915,760

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ING Groep NV (INGA NA)	4,971,616	$90,239,521
	JDE Peet's NV	212,301	4,668,646
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	128,978,769
	Koninklijke KPN NV	7,597,234	29,934,500
*	Koninklijke Philips NV (PHG US)	528,466	14,892,172
*	Koninklijke Philips NV (PHIA NA)	1,191,803	33,477,367
	NN Group NV	892,716	44,800,202
	Prosus NV (PRX NA)	499,154	17,412,130
	Randstad NV	394,906	19,233,881
	Stellantis NV (STLA US)	208,034	3,472,087
TOTAL NETHERLANDS			528,388,277
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,154,347	9,596,950
	Chorus Ltd. (CNU NZ)	198,004	931,563
	Fletcher Building Ltd. (FBU NZ)	1,735,805	3,235,211
#	Fonterra Co.-operative Group Ltd.	293,628	691,558
	Infratil Ltd.	471,962	3,032,010
	Mercury NZ Ltd.	186,821	766,016
*	Ryman Healthcare Ltd.	251,718	680,415
	Summerset Group Holdings Ltd.	147,766	986,195
TOTAL NEW ZEALAND			19,919,918
NORWAY — (0.7%)
	Aker BP ASA	622,602	15,075,806
	Aker Solutions ASA	62,793	299,595
	Austevoll Seafood ASA	36,142	298,484
	DNB Bank ASA	1,576,781	32,576,355
	Golden Ocean Group Ltd.	186,950	2,323,521
	Hoegh Autoliners ASA	2,025	22,134
	Leroy Seafood Group ASA	30,334	131,742
	Norsk Hydro ASA	2,197,036	12,186,643
	SpareBank 1 SR-Bank ASA	344,254	4,419,397
	Stolt-Nielsen Ltd.	154,040	6,041,053
	Subsea 7 SA	573,605	11,033,302
	Wallenius Wilhelmsen ASA	618,543	5,751,367
#	Yara International ASA	158,996	4,529,215
TOTAL NORWAY			94,688,614
PORTUGAL — (0.1%)
	EDP Renovaveis SA	279,540	4,345,738
	Galp Energia SGPS SA	553,452	11,637,109
TOTAL PORTUGAL			15,982,847
SINGAPORE — (1.0%)
Ω	BW LPG Ltd.	283,251	4,604,046
	CapitaLand Investment Ltd.	2,461,400	4,990,569
	City Developments Ltd.	1,253,700	4,998,070
	Hongkong Land Holdings Ltd.	1,860,600	6,009,016
	Jardine Cycle & Carriage Ltd.	181,500	3,534,147
	Keppel Ltd.	5,705,800	28,396,999
	Olam Group Ltd.	82,200	71,280
	Oversea-Chinese Banking Corp. Ltd.	1,056,100	11,755,074
*	Seatrium Ltd.	3,882,814	4,889,391
	United Overseas Bank Ltd.	1,693,100	41,055,441
	UOL Group Ltd.	974,274	3,936,375

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wilmar International Ltd.	6,301,600	$15,026,377
TOTAL SINGAPORE			129,266,785
SPAIN — (2.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,651,895	69,719,919
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	822,736	8,671,638
	Banco de Sabadell SA	862,269	1,819,598
	Banco Santander SA (SAN SM)	33,828,020	163,191,353
	Banco Santander SA (SAN US), Sponsored ADR	219,342	1,063,809
	CaixaBank SA	8,447,967	49,270,557
	Repsol SA (REP SM)	5,175,215	73,813,674
TOTAL SPAIN			367,550,548
SWEDEN — (2.4%)
	Billerud Aktiebolag	171,671	1,728,657
	Boliden AB	994,756	30,422,221
	Bure Equity AB	13,254	496,553
Ω	Dometic Group AB	351,335	2,410,517
	Essity AB (ESSITYB SS), Class B	673,857	18,946,376
	Getinge AB, Class B	127,856	2,496,753
	Holmen AB (HOLMA SS), Class A	5,562	217,893
	Holmen AB (HOLMB SS), Class B	176,174	6,925,756
	Husqvarna AB (HUSQB SS), Class B	1,105,757	7,467,337
	Loomis AB	222,844	7,100,972
*	Millicom International Cellular SA, SDR	408,796	10,176,836
	Pandox AB	118,934	2,206,377
	Securitas AB, Class B	953,635	10,258,826
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	45,157,575
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	227,650
	Skanska AB, Class B	730,459	14,281,762
	SKF AB (SKFB SS), Class B	1,204,906	22,400,239
	SSAB AB (SSABA SS), Class A	817,535	4,217,822
	SSAB AB (SSABB SS), Class B	2,290,595	11,610,353
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	473,832
	Svenska Cellulosa AB SCA (SCAB SS), Class B	594,134	8,076,467
	Svenska Handelsbanken AB (SHBA SS), Class A	1,335,980	13,485,201
#	Svenska Handelsbanken AB (SHBB SS), Class B	37,204	459,681
#	Swedbank AB, Class A	1,001,439	21,294,539
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	271,970	1,873,873
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,967,445	34,155,449
#	Telia Co. AB	5,278,252	15,340,567
	Trelleborg AB, Class B	528,817	19,652,199
	Vitrolife AB	18,157	390,489
	Volvo AB (VOLVA SS), Class A	71,377	1,855,552
# *	Volvo Car AB, Class B	985,708	2,796,787
TOTAL SWEDEN			318,605,111
SWITZERLAND — (10.2%)
	Alcon, Inc. (ALC SW)	498,597	47,209,461
	Alcon, Inc. (ALC US)	99,798	9,381,050
	Baloise Holding AG	105,344	18,852,496
	Banque Cantonale Vaudoise	12,011	1,274,937
	Barry Callebaut AG	1,506	2,423,172
	Cie Financiere Richemont SA, Class A	787,983	120,192,080
	DSM-Firmenich AG	174,413	22,267,114
	Holcim AG (HOLN FP)	375,078	35,142,597
	Holcim AG (HOLN SW)	895,794	83,712,312
	Julius Baer Group Ltd.	644,916	35,294,719

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Lonza Group AG	107,142	$71,346,840
	Novartis AG (NOVN SW)	1,526,421	170,391,056
#	Novartis AG (NVS US), Sponsored ADR	892,239	99,466,804
	Sandoz Group AG (SDZ SW)	305,284	13,241,169
#	Sandoz Group AG (SDZNY US), ADR	275,714	11,972,880
	Schindler Holding AG	7,078	1,858,254
	SIG Group AG	186,593	3,918,468
	Swatch Group AG (UHR SW)	7,747	1,595,533
	Swatch Group AG (UHRN SW)	75,517	3,062,028
	Swiss Life Holding AG	77,691	59,489,080
	Swiss Prime Site AG	116,858	11,711,545
	Swiss Re AG	571,718	70,483,305
	Swisscom AG	94,854	58,054,636
*	UBS Group AG (UBS US)	867,752	26,188,737
	UBS Group AG (UBSG SW)	5,580,634	169,096,961
	Zurich Insurance Group AG	344,994	189,667,394
TOTAL SWITZERLAND			1,337,294,628
UNITED KINGDOM — (13.1%)
	3i Group PLC	315,335	12,686,151
	Anglo American PLC	1,263,029	38,290,390
	Barclays PLC (BARC LN)	6,559,385	19,614,566
	Barclays PLC (BCS US), Sponsored ADR	3,626,544	43,228,404
	Barratt Developments PLC	1,172,367	7,933,280
	BP PLC (BP LN)	7,690,578	45,459,857
	BP PLC (BP US), Sponsored ADR	2,310,080	81,753,731
	British American Tobacco PLC (BATS LN)	2,449,842	86,922,917
	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	5,707,211
	BT Group PLC	26,353,717	47,792,502
	Centrica PLC	486,495	829,461
	CRH PLC (CRHCF US)	135,674	11,627,262
	DS Smith PLC	4,251,087	24,852,068
	Glencore PLC	12,728,997	70,631,133
	HSBC Holdings PLC (HSBA LN)	11,272,844	102,516,411
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,088,271	94,285,435
	Investec PLC	791,263	6,265,244
	J Sainsbury PLC	5,562,104	19,724,316
	Kingfisher PLC	6,401,753	22,759,057
	Lloyds Banking Group PLC (LLOY LN)	127,829,976	97,655,688
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	5,589,647
	M&G PLC	1,181,248	3,225,569
	Marks & Spencer Group PLC	10,812	45,665
	Mondi PLC	714,434	13,968,374
	NatWest Group PLC (NWG LN)	11,456,331	54,354,379
#	NatWest Group PLC (NWG US), Sponsored ADR	1,170,624	11,167,753
#	Pearson PLC (PSO US), Sponsored ADR	536,584	7,249,237
	Shell PLC (SHEL LN)	307,658	11,218,404
	Shell PLC (SHEL US), ADR	8,286,882	606,765,500
	Standard Chartered PLC	3,879,521	38,323,016
	Taylor Wimpey PLC	6,600,738	13,532,668
	Tesco PLC	9,436,697	40,242,510
	Vodafone Group PLC (VOD LN)	58,430,147	54,675,980
	Vodafone Group PLC (VOD US), Sponsored ADR	1,141,673	10,686,062
	Whitbread PLC	45,930	1,720,996
TOTAL UNITED KINGDOM			1,713,300,844

The DFA International Value Series
CONTINUED
	Shares	Value»
UNITED STATES — (0.0%)
Newmont Corp., CDI	77,251	$3,729,032
TOTAL COMMON STOCKS		12,737,194,409
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG, 7.558%	152,008	13,031,885
Henkel AG & Co. KGaA, 2.341%	250,502	21,428,383
Porsche Automobil Holding SE, 6.209%	207,110	9,257,706
Volkswagen AG, 8.809%	287,443	32,079,493
TOTAL GERMANY		75,797,467
TOTAL INVESTMENT SECURITIES (Cost $9,651,490,437)		12,812,991,876

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	23,933,980	276,844,347
TOTAL INVESTMENTS — (100.0%)
(Cost $9,928,347,494)^^			$13,089,836,223

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	220	09/20/24	$61,152,011	$61,138,000	$(14,011)
Total Futures Contracts			$61,152,011	$61,138,000	$(14,011)
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$815,936,906	—	$815,936,906
Austria	—	15,640,935	—	15,640,935
Belgium	—	98,913,527	—	98,913,527
Canada	$1,377,656,849	—	—	1,377,656,849
Denmark	603,582	374,705,266	—	375,308,848

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	$5,217,732	$80,631,083	—	$85,848,815
France	984,286	1,363,790,605	—	1,364,774,891
Germany	22,063,147	694,008,406	—	716,071,553
Hong Kong	—	146,252,244	—	146,252,244
Ireland	11,246,769	21,208,332	—	32,455,101
Israel	—	70,368,534	—	70,368,534
Italy	42,508,946	271,130,653	—	313,639,599
Japan	31,253,258	2,764,346,745	—	2,795,600,003
Netherlands	33,194,757	495,193,520	—	528,388,277
New Zealand	—	19,919,918	—	19,919,918
Norway	—	94,688,614	—	94,688,614
Portugal	—	15,982,847	—	15,982,847
Singapore	—	129,266,785	—	129,266,785
Spain	9,735,447	357,815,101	—	367,550,548
Sweden	1,873,873	316,731,238	—	318,605,111
Switzerland	147,009,471	1,190,285,157	—	1,337,294,628
United Kingdom	878,060,242	835,240,602	—	1,713,300,844
United States	—	3,729,032	—	3,729,032
Preferred Stocks
Germany	—	75,797,467	—	75,797,467
Securities Lending Collateral	—	276,844,347	—	276,844,347
Total Investments in Securities	$2,561,408,359	$10,528,427,864	—	$13,089,836,223
Financial Instruments
Liabilities
Futures Contracts**	(14,011)	—	—	(14,011)
Total Financial Instruments	$(14,011)	—	—	$(14,011)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (3.1%)
	Ambev SA (ABEV US), ADR	1,651,805	$3,402,718
*	Atacadao SA	618,046	1,011,838
	B3 SA - Brasil Bolsa Balcao	2,053,771	3,939,679
	Banco Bradesco SA (BBDC3 BZ)	548,576	1,089,170
	Banco BTG Pactual SA	486,239	2,803,365
	Banco do Brasil SA	762,700	3,580,118
	Banco Santander Brasil SA	145,083	734,886
	BB Seguridade Participacoes SA	367,443	2,284,764
*	BRF SA	427,700	1,592,490
	Caixa Seguridade Participacoes SA	285,695	728,361
	CCR SA	833,087	1,823,434
	Centrais Eletricas Brasileiras SA	574,477	4,018,998
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	31,544	493,033
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	205,800	3,210,628
	Cia Energetica de Minas Gerais (CMIG3 BZ)	303,222	674,941
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	417,797	663,316
#	Cia Paranaense de Energia - Copel (ELP US), Sponsored ADR	17,400	123,366
	Cia Paranaense de Energia - Copel (ELPC US), ADR	4,349	27,529
	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	29,567	62,091
	Cosan SA	994,086	2,349,819
	CPFL Energia SA	153,500	881,462
*	Embraer SA (EMBR3 BZ)	93,900	727,307
*	Embraer SA (ERJ US), Sponsored ADR	92,800	2,882,368
	Energisa SA	342,721	2,661,834
*	Eneva SA	663,321	1,481,174
	Engie Brasil Energia SA	170,676	1,334,653
	Equatorial Energia SA	774,926	4,471,873
	Gerdau SA, Sponsored ADR	840,441	2,723,029
* Ω	Hapvida Participacoes e Investimentos SA	4,815,609	3,465,172
	Hypera SA	211,561	1,077,227
	JBS SA	625,375	3,728,268
	Klabin SA	1,339,375	5,230,907
	Localiza Rent a Car SA	350,167	2,713,475
	Lojas Renner SA	30,967	72,598
	Natura & Co. Holding SA	885,911	2,338,455
	Neoenergia SA	196,742	630,281
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	216,306	3,086,687
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	511,889	6,736,459
	Petroleo Brasileiro SA (PETR3 BZ)	2,739,756	19,666,044
	Porto Seguro SA	177,474	960,141
	PRIO SA	602,238	5,116,119
	Raia Drogasil SA	813,871	3,971,401
Ω	Rede D'Or Sao Luiz SA	158,456	772,929
	Rumo SA	407,506	1,595,831
	Suzano SA (SUZB3 BZ)	540,219	5,144,170
	Telefonica Brasil SA (VIVT3 BZ)	205,562	1,763,003
	TIM SA	705,539	2,181,674
	TOTVS SA	323,491	1,587,100
	Ultrapar Participacoes SA (UGPA3 BZ)	756,653	2,971,149
	Vale SA (VALE US), Sponsored ADR	485,147	5,263,840
	Vale SA (VALE3 BZ)	1,826,762	19,904,584
	Vibra Energia SA	969,487	3,969,718

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	714,611	$6,400,501
TOTAL BRAZIL			162,125,977
CHILE — (0.4%)
	Banco de Chile (BCH US), ADR	126,043	3,014,956
	Banco de Credito e Inversiones SA	57,235	1,673,647
#	Banco Santander Chile (BSAC US), ADR	77,553	1,557,264
	Banco Santander Chile (BSAN CI)	814,687	40,567
	Cencosud SA	1,491,991	2,757,857
	Cencosud Shopping SA	386,028	602,890
	Cia Cervecerias Unidas SA (CCU CI)	19,550	107,954
	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	4,269	46,874
	Cia Sud Americana de Vapores SA	15,964,457	1,097,151
	Colbun SA	2,710,935	352,583
	Embotelladora Andina SA, ADR, Class B	5,680	108,658
	Empresas CMPC SA	937,397	1,628,222
	Empresas Copec SA	218,521	1,521,962
	Enel Americas SA (ENELAM CI)	6,119,171	572,693
	Enel Chile SA (ENELCHIL CI)	19,740,466	1,127,578
*	Falabella SA	545,778	1,807,912
	Plaza SA	277,577	430,272
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	2,895,567
TOTAL CHILE			21,344,607
CHINA — (21.6%)
	360 Security Technology, Inc., Class A	178,500	185,213
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	257,585
	Accelink Technologies Co. Ltd., Class A	45,400	214,885
*	ADAMA Ltd., Class A	40,900	25,621
*	Addsino Co. Ltd., Class A	47,800	43,281
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	73,088
	Advanced Technology & Materials Co. Ltd., Class A	15,100	17,934
	AECC Aero-Engine Control Co. Ltd., Class A	83,957	253,791
	AECC Aviation Power Co. Ltd., Class A	79,700	438,446
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,600	21,544
	Agricultural Bank of China Ltd., Class H	14,160,000	6,336,494
	Aier Eye Hospital Group Co. Ltd., Class A	369,505	565,990
# *	Air China Ltd., Class H	1,252,000	566,984
	Aisino Corp., Class A	136,900	154,672
	Alibaba Group Holding Ltd. (9988 HK)	3,966,101	39,027,307
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	526,727	41,532,424
# *	Alibaba Health Information Technology Ltd.	1,594,000	674,232
	All Winner Technology Co. Ltd., Class A	9,000	30,816
	Aluminum Corp. of China Ltd., Class H	6,868,000	3,844,601
	Amlogic Shanghai Co. Ltd., Class A	18,181	166,303
	An Hui Wenergy Co. Ltd., Class A	115,518	141,835
	Andon Health Co. Ltd., Class A	12,300	67,950
	Angel Yeast Co. Ltd., Class A	60,800	252,062
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	141,454
	Anhui Conch Cement Co. Ltd., Class H	1,090,000	2,657,674
	Anhui Guangxin Agrochemical Co. Ltd., Class A	40,800	63,705
	Anhui Gujing Distillery Co. Ltd., Class A	20,516	534,003
	Anhui Heli Co. Ltd., Class A	27,700	69,146
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	94,100	134,747
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	48,000	91,650
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	101,500	282,851
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	142,800	87,376
	Anhui Jinhe Industrial Co. Ltd., Class A	17,700	50,376

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	61,200	$323,415
	Anhui Xinhua Media Co. Ltd., Class A	65,500	57,006
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	274,606
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	208,115
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	5,965	95,085
	Anjoy Foods Group Co. Ltd., Class A	16,400	180,349
	Anker Innovations Technology Co. Ltd., Class A	24,180	181,996
	ANTA Sports Products Ltd.	1,132,000	10,132,348
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	152,311
	Arcsoft Corp. Ltd., Class A	11,355	42,923
	Arctech Solar Holding Co. Ltd., Class A	9,977	89,950
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,374	185,303
*	ASR Microelectronics Co. Ltd., Class A	16,813	88,088
	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,670	263,313
	Aurisco Pharmaceutical Co. Ltd., Class A	6,800	22,935
	Autel Intelligent Technology Corp. Ltd., Class A	16,358	58,677
	Autobio Diagnostics Co. Ltd., Class A	28,600	166,691
	Avary Holding Shenzhen Co. Ltd., Class A	173,176	895,472
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	109,298
	Avicopter PLC, Class A	32,004	186,894
*	Baidu, Inc. (9888 HK), Class A	1,561,000	17,307,745
*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	203,002
	Baiyin Nonferrous Group Co. Ltd., Class A	120,800	45,572
	Bank of Beijing Co. Ltd., Class A	697,408	514,300
	Bank of Changsha Co. Ltd., Class A	349,784	364,158
	Bank of Chengdu Co. Ltd., Class A	371,850	750,829
	Bank of China Ltd., Class H	43,912,181	19,553,571
	Bank of Communications Co. Ltd., Class H	5,614,515	4,079,443
	Bank of Guiyang Co. Ltd., Class A	290,023	211,077
	Bank of Hangzhou Co. Ltd., Class A	242,404	451,705
	Bank of Jiangsu Co. Ltd., Class A	977,270	1,040,024
	Bank of Nanjing Co. Ltd., Class A	454,780	635,219
	Bank of Ningbo Co. Ltd., Class A	275,742	820,768
	Bank of Shanghai Co. Ltd., Class A	458,383	462,322
	Bank of Suzhou Co. Ltd., Class A	415,260	413,614
	Bank of Xi'an Co. Ltd., Class A	147,800	67,940
	Baoji Titanium Industry Co. Ltd., Class A	17,600	60,234
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	772,308
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	119,435
	Beibuwan Port Co. Ltd., Class A	41,800	44,296
*	BeiGene Ltd. (6160 HK)	249,200	3,170,508
# *	BeiGene Ltd. (BGNE US), ADR	574	95,617
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	19,764
	Beijing BDStar Navigation Co. Ltd., Class A	21,100	76,518
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	331,687
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	112,229
	Beijing Dabeinong Technology Group Co. Ltd., Class A	205,661	116,448
	Beijing Dahao Technology Corp. Ltd., Class A	23,600	42,077
	Beijing Easpring Material Technology Co. Ltd., Class A	37,700	160,737
	Beijing eGOVA Co. Ltd., Class A	21,300	42,281
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	49,553
	Beijing Enlight Media Co. Ltd., Class A	153,706	164,291
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	49,700	36,283
	Beijing Haohua Energy Resource Co. Ltd., Class A	100,100	111,576
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,101	40,059
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	93,414
	Beijing Kingsoft Office Software, Inc., Class A	7,538	219,959
	Beijing New Building Materials PLC, Class A	118,603	426,269
	Beijing Originwater Technology Co. Ltd., Class A	370,349	216,774

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Roborock Technology Co. Ltd., Class A	1,573	$68,476
	Beijing Shiji Information Technology Co. Ltd., Class A	103,028	79,876
	Beijing Shougang Co. Ltd., Class A	373,100	144,063
*	Beijing Shunxin Agriculture Co. Ltd., Class A	33,400	79,371
	Beijing Sifang Automation Co. Ltd., Class A	46,600	112,268
	Beijing Sinnet Technology Co. Ltd., Class A	131,788	151,033
	Beijing Tiantan Biological Products Corp. Ltd., Class A	69,739	240,241
	Beijing Tongrentang Co. Ltd., Class A	68,700	354,710
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	141,771
	Beijing United Information Technology Co. Ltd., Class A	47,686	145,704
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	14,280	136,380
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	241,064
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	35,600	40,958
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,462,600	1,158,089
*	Beiqi Foton Motor Co. Ltd., Class A	392,100	154,952
	Bethel Automotive Safety Systems Co. Ltd., Class A	41,440	240,172
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	114,396
	BGI Genomics Co. Ltd., Class A	26,000	129,922
	Biem.L.Fdlkk Garment Co. Ltd., Class A	35,400	106,609
*	Bilibili, Inc., Class Z	26,500	403,227
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	15,995	137,243
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	56,279
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	104,623
	Bluestar Adisseo Co., Class A	64,100	99,215
Ω	BOC Aviation Ltd.	4,700	41,241
	BOC International China Co. Ltd., Class A	136,800	178,103
	BOE Technology Group Co. Ltd., Class A	2,192,452	1,197,094
*	Bohai Leasing Co. Ltd., Class A	400,500	160,899
	Bosideng International Holdings Ltd.	278,000	138,959
	Bright Dairy & Food Co. Ltd., Class A	98,800	112,398
	BrightGene Bio-Medical Technology Co. Ltd., Class A	10,089	37,665
	BTG Hotels Group Co. Ltd., Class A	92,300	158,513
	BYD Co. Ltd., Class H	533,886	15,805,568
	BYD Electronic International Co. Ltd.	994,000	3,868,523
	By-health Co. Ltd., Class A	106,193	199,210
	C&S Paper Co. Ltd., Class A	49,000	49,153
	Caitong Securities Co. Ltd., Class A	241,690	230,475
	Camel Group Co. Ltd., Class A	51,100	52,999
	Canmax Technologies Co. Ltd., Class A	80,470	193,397
	Castech, Inc., Class A	14,100	45,143
	Cathay Biotech, Inc., Class A	12,560	68,299
	CCCC Design & Consulting Group Co. Ltd., Class A	55,700	70,598
	CECEP Solar Energy Co. Ltd., Class A	280,700	172,971
	CECEP Wind-Power Corp., Class A	626,860	261,234
	Central China Land Media Co. Ltd., Class A	65,400	93,017
*	CETC Chips Technology, Inc., Class A	27,200	42,358
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	62,894
	CETC Digital Technology Co. Ltd., Class A	27,800	67,807
	CETC Potevio Science&Technology Co. Ltd., Class A	19,000	50,524
Ω	CGN Power Co. Ltd., Class H	5,876,000	2,399,576
	Changchun High-Tech Industry Group Co. Ltd., Class A	22,500	295,364
	Changjiang Publishing & Media Co. Ltd., Class A	66,200	74,134
	Changjiang Securities Co. Ltd., Class A	287,770	206,383
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	191,508
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	338,035
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,300	14,904
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	134,562
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	177,351
	Chengxin Lithium Group Co. Ltd., Class A	68,129	122,782

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengzhi Co. Ltd., Class A	55,300	$54,710
	Chifeng Jilong Gold Mining Co. Ltd., Class A	97,300	265,333
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	174,363
	China Baoan Group Co. Ltd., Class A	161,034	187,917
	China CITIC Bank Corp. Ltd., Class H	7,801,928	4,668,910
	China Coal Energy Co. Ltd., Class H	3,325,777	3,369,382
	China Coal Xinji Energy Co. Ltd., Class A	187,000	223,364
	China Construction Bank Corp., Class H	53,612,590	37,436,909
	China CSSC Holdings Ltd., Class A	82,717	469,512
# *	China Eastern Airlines Corp. Ltd., Class H	1,332,000	348,065
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	765,405
	China Everbright Bank Co. Ltd., Class H	2,544,000	768,110
*	China Film Co. Ltd., Class A	54,000	80,267
*	China First Heavy Industries Co. Ltd., Class A	172,000	57,617
	China Galaxy Securities Co. Ltd., Class H	3,972,500	2,033,196
	China Gas Holdings Ltd.	922,200	838,667
	China Great Wall Securities Co. Ltd., Class A	196,900	191,600
*	China Greatwall Technology Group Co. Ltd., Class A	141,000	169,814
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	139,817
	China Hainan Rubber Industry Group Co. Ltd., Class A	90,600	54,862
#	China Hongqiao Group Ltd.	2,952,000	3,677,028
# Ω	China International Capital Corp. Ltd., Class H	1,332,800	1,485,529
	China International Marine Containers Group Co. Ltd., Class H	297,830	231,386
	China Jushi Co. Ltd., Class A	420,898	618,917
	China Kings Resources Group Co. Ltd., Class A	34,300	127,250
	China Life Insurance Co. Ltd., Class H	4,102,000	5,690,934
	China Longyuan Power Group Corp. Ltd., Class H	2,677,000	2,400,351
	China Meheco Group Co. Ltd., Class A	121,131	173,553
	China Mengniu Dairy Co. Ltd.	1,951,000	3,264,594
	China Merchants Bank Co. Ltd., Class H	2,884,554	11,955,974
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	857,917
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	93,100	158,732
	China Merchants Port Holdings Co. Ltd.	367,950	541,046
	China Merchants Property Operation & Service Co. Ltd., Class A	51,200	70,371
# Ω	China Merchants Securities Co. Ltd., Class H	442,660	352,064
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	282,873	344,255
	China Minsheng Banking Corp. Ltd., Class H	4,691,600	1,662,752
	China National Accord Medicines Corp. Ltd., Class A	44,000	184,435
	China National Chemical Engineering Co. Ltd., Class A	336,600	349,132
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	140,505
	China National Medicines Corp. Ltd., Class A	48,400	225,818
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,562,760
*	China National Software & Service Co. Ltd., Class A	15,200	65,076
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	32,300	21,380
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	323,448
	China Oilfield Services Ltd., Class H	2,252,000	1,983,773
	China Overseas Land & Investment Ltd.	2,749,000	4,444,130
	China Pacific Insurance Group Co. Ltd., Class H	2,009,800	5,342,080
	China Petroleum & Chemical Corp., Class H	17,726,800	11,360,817
	China Petroleum Engineering Corp., Class A	172,500	75,849
	China Publishing & Media Co. Ltd., Class A	66,700	54,457
	China Railway Group Ltd., Class H	3,976,000	1,938,942
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	172,623
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,147,000	475,738
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	60,370
	China Resources Beer Holdings Co. Ltd.	1,558,611	4,848,720
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	142,197

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	$255,415
	China Resources Gas Group Ltd.	1,114,500	3,782,366
	China Resources Land Ltd.	3,023,666	9,038,011
	China Resources Microelectronics Ltd., Class A	36,969	203,482
Ω	China Resources Mixc Lifestyle Services Ltd.	49,600	139,039
	China Resources Power Holdings Co. Ltd.	1,620,517	4,457,773
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	57,665	329,429
	China Science Publishing & Media Ltd., Class A	20,500	51,447
	China Shenhua Energy Co. Ltd., Class H	2,474,000	10,287,164
	China South Publishing & Media Group Co. Ltd., Class A	141,000	230,597
*	China Southern Airlines Co. Ltd., Class H	2,340,000	859,573
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	63,780
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	34,521
	China Southern Power Grid Technology Co. Ltd., Class A	5,590	21,083
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,356,584
	China State Construction International Holdings Ltd.	140,000	195,719
	China Tianying, Inc., Class A	127,000	81,084
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	38,300	363,914
Ω	China Tower Corp. Ltd., Class H	58,452,000	7,171,973
	China TransInfo Technology Co. Ltd., Class A	92,200	112,350
	China Tungsten & Hightech Materials Co. Ltd., Class A	68,800	81,855
# *	China Vanke Co. Ltd., Class H	2,174,120	1,192,182
	China Wafer Level CSP Co. Ltd., Class A	22,700	66,333
	China World Trade Center Co. Ltd., Class A	34,000	100,519
	China XD Electric Co. Ltd., Class A	121,000	120,068
	China Yangtze Power Co. Ltd., Class A	756,147	3,124,678
	China Zhenhua Group Science & Technology Co. Ltd., Class A	42,000	236,024
	China Zheshang Bank Co. Ltd., Class H	2,109,499	572,528
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	145,437
	Chongqing Brewery Co. Ltd., Class A	27,100	232,468
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	599,963
	Chongqing Chuanyi Automation Co. Ltd., Class A	17,730	45,083
	Chongqing Department Store Co. Ltd., Class A	16,700	44,412
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	152,683
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	59,600	103,048
	Chongqing Gas Group Corp. Ltd., Class A	23,054	17,934
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	1,311,006
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	116,500	145,861
	Chongqing Taiji Industry Group Co. Ltd., Class A	35,900	125,894
	Chongqing Zhifei Biological Products Co. Ltd., Class A	140,970	552,987
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	43,300	77,699
	Chow Tai Seng Jewellery Co. Ltd., Class A	109,200	183,131
	CITIC Ltd.	4,343,000	4,004,104
	CITIC Securities Co. Ltd., Class H	1,185,800	1,783,330
	CMOC Group Ltd., Class H	2,772,966	2,211,604
	CMST Development Co. Ltd., Class A	132,100	89,875
	CNGR Advanced Material Co. Ltd., Class A	37,400	154,818
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	98,795
	CNOOC Energy Technology & Services Ltd., Class A	655,100	350,022
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	81,000	84,223
*	COFCO Biotechnology Co. Ltd., Class A	77,200	54,580
	COFCO Capital Holdings Co. Ltd., Class A	57,700	64,573
	COFCO Sugar Holding Co. Ltd., Class A	173,300	210,462
*	COL Group Co. Ltd., Class A	15,600	44,217
	Contemporary Amperex Technology Co. Ltd., Class A	222,236	5,725,824
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,976,000	2,370,451
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,032,799	5,759,288

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	$130,979
	CRRC Corp. Ltd., Class H	2,592,000	1,606,112
Ω	CSC Financial Co. Ltd., Class H	646,500	457,236
	CSG Holding Co. Ltd., Class A	95,900	66,895
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	118,063
	CSPC Pharmaceutical Group Ltd.	13,711,200	10,199,017
*	CSSC Science & Technology Co. Ltd., Class A	65,900	121,363
	Dajin Heavy Industry Co. Ltd., Class A	27,500	84,210
	Daqin Railway Co. Ltd., Class A	721,260	695,619
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	87,312	158,911
	Datang International Power Generation Co. Ltd., Class H	950,000	191,019
	DBG Technology Co. Ltd., Class A	34,500	97,842
	Deppon Logistics Co. Ltd., Class A	88,500	157,936
	DHC Software Co. Ltd., Class A	257,400	165,078
	Digital China Group Co. Ltd., Class A	55,900	183,253
	Digital China Information Service Group Co. Ltd., Class A	13,600	16,738
	Do-Fluoride New Materials Co. Ltd., Class A	74,592	113,179
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	288,415
	Dongfang Electric Corp. Ltd., Class H	305,200	409,402
	Dongfang Electronics Co. Ltd., Class A	58,600	91,283
	DongFeng Automobile Co. Ltd., Class A	56,400	59,247
	Dongguan Aohai Technology Co. Ltd., Class A	8,600	37,831
	Dongguan Development Holdings Co. Ltd., Class A	47,800	67,905
	Dongxing Securities Co. Ltd., Class A	168,218	204,685
	East Group Co. Ltd., Class A	36,900	13,891
	East Money Information Co. Ltd., Class A	430,973	664,343
	Eastern Communications Co. Ltd., Class A	16,300	21,374
	Easyhome New Retail Group Co. Ltd., Class A	340,800	121,378
	Ecovacs Robotics Co. Ltd., Class A	27,000	153,897
	Edifier Technology Co. Ltd., Class A	47,900	78,564
	Electric Connector Technology Co. Ltd., Class A	19,200	91,008
	ENN Energy Holdings Ltd.	672,000	4,702,159
	ENN Natural Gas Co. Ltd., Class A	244,700	663,873
	Eoptolink Technology, Inc. Ltd., Class A	10,100	141,353
	Estun Automation Co. Ltd., Class A	50,100	92,155
	Eve Energy Co. Ltd., Class A	70,305	373,903
# Ω	Everbright Securities Co. Ltd., Class H	395,600	257,163
	Explosive Co. Ltd., Class A	18,637	27,304
	Eyebright Medical Technology Beijing Co. Ltd., Class A	5,640	61,460
	Fangda Carbon New Material Co. Ltd., Class A	244,724	151,014
	Fangda Special Steel Technology Co. Ltd., Class A	79,447	43,998
*	Farasis Energy Gan Zhou Co. Ltd., Class A	59,039	78,782
	FAW Jiefang Group Co. Ltd., Class A	87,000	101,964
	FAWER Automotive Parts Co. Ltd., Class A	22,900	16,215
	FESCO Group Co. Ltd., Class A	24,600	53,450
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	70,200	152,409
	Fibocom Wireless, Inc., Class A	29,900	51,695
	First Capital Securities Co. Ltd., Class A	235,500	172,550
	Flat Glass Group Co. Ltd., Class H	53,000	76,914
	Focus Media Information Technology Co. Ltd., Class A	609,997	489,191
	Foryou Corp., Class A	27,600	102,561
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	115,767	563,061
	Fosun International Ltd.	856,222	446,050
	Founder Securities Co. Ltd., Class A	294,600	316,463
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	1,684,101
	Fujian Boss Software Development Co. Ltd., Class A	12,400	20,122
	Fujian Funeng Co. Ltd., Class A	255,070	378,157
	Fujian Sunner Development Co. Ltd., Class A	98,380	183,423
	Fushun Special Steel Co. Ltd., Class A	72,500	58,724

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	527,200	$2,755,408
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	110,321
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	360,199	756,374
	Gansu Energy Chemical Co. Ltd., Class A	570,100	221,812
	Gaona Aero Material Co. Ltd., Class A	38,100	84,136
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	108,442
	GCL Energy Technology Co. Ltd., Class A	130,300	141,995
*	GCL System Integration Technology Co. Ltd., Class A	51,500	13,903
	GD Power Development Co. Ltd., Class A	607,100	467,225
	Geely Automobile Holdings Ltd.	7,311,000	7,428,393
	GEM Co. Ltd., Class A	249,176	213,636
	Gemdale Corp., Class A	289,000	126,255
	Geovis Technology Co. Ltd., Class A	9,315	41,004
	GEPIC Energy Development Co. Ltd., Class A	66,600	54,835
#	GF Securities Co. Ltd., Class H	1,027,600	883,402
	Giant Network Group Co. Ltd., Class A	119,200	154,223
*	GigaDevice Semiconductor, Inc., Class A	22,974	273,985
	Ginlong Technologies Co. Ltd., Class A	48,225	426,176
	Glarun Technology Co. Ltd., Class A	69,600	132,335
	GoerTek, Inc., Class A	151,300	451,678
	Goke Microelectronics Co. Ltd., Class A	4,300	32,950
	Goneo Group Co. Ltd., Class A	24,963	242,134
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	8,803	73,602
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	6,373	53,285
	Gotion High-tech Co. Ltd., Class A	83,100	225,033
	Grandblue Environment Co. Ltd., Class A	37,200	111,204
*	Grandjoy Holdings Group Co. Ltd., Class A	97,100	32,944
	Great Wall Motor Co. Ltd., Class H	1,680,000	2,293,835
	Gree Electric Appliances, Inc. of Zhuhai, Class A	156,233	865,262
*	Gree Real Estate Co. Ltd., Class A	75,800	54,755
	GRG Banking Equipment Co. Ltd., Class A	142,000	198,241
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	43,967
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	104,300	68,608
	Guangdong Construction Engineering Group Co. Ltd., Class A	219,200	108,096
	Guangdong Haid Group Co. Ltd., Class A	82,800	503,406
	Guangdong HEC Technology Holding Co. Ltd., Class A	148,500	142,510
	Guangdong Hongda Holdings Group Co. Ltd., Class A	43,400	115,593
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,200	17,064
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	231,590
	Guangdong Tapai Group Co. Ltd., Class A	34,900	34,163
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	49,100	91,752
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	20,900	33,593
	Guanghui Energy Co. Ltd., Class A	519,300	437,900
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	73,559
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	54,910
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,200	20,853
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,072,973
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	172,568
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	586,197
	Guangzhou Development Group, Inc., Class A	118,500	101,318
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	43,861
	Guangzhou Haige Communications Group, Inc. Co., Class A	140,752	194,463
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	29,301	117,910
	Guangzhou Port Co. Ltd., Class A	103,900	45,550
	Guangzhou Restaurant Group Co. Ltd., Class A	27,700	59,273
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	35,800	147,279
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	91,540	199,345
	Guangzhou Wondfo Biotech Co. Ltd., Class A	22,600	78,463
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	234,004	172,712

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	$108,278
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	41,000	43,626
	Guizhou Chanhen Chemical Corp., Class A	13,600	32,397
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	115,200	87,862
	Guocheng Mining Co. Ltd., Class A	31,700	44,271
	Guosen Securities Co. Ltd., Class A	186,700	228,551
*	Guosheng Financial Holding, Inc., Class A	141,700	201,598
# Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	385,600
	Guoyuan Securities Co. Ltd., Class A	227,040	209,089
	H World Group Ltd. (1179 HK)	750,000	2,255,655
#	H World Group Ltd. (HTHT US), ADR	86,463	2,593,890
Ω	Haidilao International Holding Ltd.	1,648,000	2,672,954
	Haier Smart Home Co. Ltd. (600690 C1), Class A	258,200	975,196
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,121,200	6,935,083
*	Hainan Airlines Holding Co. Ltd., Class A	684,200	104,100
	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,000	10,600
	Hainan Haide Capital Management Co. Ltd., Class A	58,700	44,431
	Hainan Jinpan Smart Technology Co. Ltd., Class A	13,476	75,357
	Hainan Mining Co. Ltd., Class A	49,700	40,236
	Hainan Strait Shipping Co. Ltd., Class A	139,000	102,590
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	99,342
	Haitong Securities Co. Ltd., Class H	2,468,400	1,141,291
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	348,475
	Hangcha Group Co. Ltd., Class A	103,180	238,277
	Hangjin Technology Co. Ltd., Class A	27,400	76,211
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	199,300	224,047
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	60,308
	Hangzhou First Applied Material Co. Ltd., Class A	74,529	160,347
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	57,202
	Hangzhou Iron & Steel Co., Class A	160,700	82,020
	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	102,433
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	219,776
	Hangzhou Robam Appliances Co. Ltd., Class A	66,221	198,777
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	186,313
	Han's Laser Technology Industry Group Co. Ltd., Class A	85,117	259,603
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,016,760
	Haohua Chemical Science & Technology Co. Ltd., Class A	20,600	80,447
	Harbin Boshi Automation Co. Ltd., Class A	57,200	97,366
	HBIS Resources Co. Ltd., Class A	32,400	63,580
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	173,694
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	10,780	65,665
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	72,400	211,953
	Hefei Meiya Optoelectronic Technology, Inc., Class A	65,195	142,268
	Heilongjiang Agriculture Co. Ltd., Class A	94,805	171,508
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	13,900	21,163
	Henan Lingrui Pharmaceutical Co., Class A	29,300	87,272
	Henan Mingtai Al Industrial Co. Ltd., Class A	58,700	99,360
	Henan Pinggao Electric Co. Ltd., Class A	47,700	132,277
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	553,678
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	541,353
*	Henan Zhongfu Industry Co. Ltd., Class A	182,800	61,953
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	128,721	217,685
	Hengli Petrochemical Co. Ltd., Class A	377,200	729,572
	Hengtong Optic-electric Co. Ltd., Class A	143,100	308,232
	Hengyi Petrochemical Co. Ltd., Class A	212,688	190,373
	Hesteel Co. Ltd., Class A	1,123,953	301,995
	Hexing Electrical Co. Ltd., Class A	18,500	108,353
	Hithink RoyalFlush Information Network Co. Ltd., Class A	18,381	271,916
	HLA Group Corp. Ltd., Class A	370,900	336,774

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hongfa Technology Co. Ltd., Class A	6,000	$22,750
	Hongta Securities Co. Ltd., Class A	97,320	96,527
*	Hoshine Silicon Industry Co. Ltd., Class A	22,300	147,627
	Hoymiles Power Electronics, Inc., Class A	1,385	25,431
	Hoyuan Green Energy Co. Ltd., Class A	50,200	109,940
# Ω	Hua Hong Semiconductor Ltd.	351,000	930,707
	Huaan Securities Co. Ltd., Class A	345,700	224,046
	Huada Automotive Technology Corp. Ltd., Class A	16,300	66,189
#	Huadian Power International Corp. Ltd., Class H	1,376,000	708,610
	Huadong Medicine Co. Ltd., Class A	87,800	354,511
	Huafon Chemical Co. Ltd., Class A	233,183	250,041
	Huagong Tech Co. Ltd., Class A	30,400	122,112
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	552,488
	Huaihe Energy Group Co. Ltd., Class A	240,200	116,318
	Hualan Biological Engineering, Inc., Class A	78,500	179,130
	Huaming Power Equipment Co. Ltd., Class A	28,400	77,400
	Huaneng Power International, Inc., Class H	3,542,000	2,104,877
Ω	Huatai Securities Co. Ltd., Class H	1,164,400	1,288,271
	Huaxi Securities Co. Ltd., Class A	175,000	165,506
	Huaxia Bank Co. Ltd., Class A	644,456	559,924
	Huayu Automotive Systems Co. Ltd., Class A	170,400	367,606
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	13,570
*	Hubei Dinglong Co. Ltd., Class A	44,900	134,061
	Hubei Energy Group Co. Ltd., Class A	227,983	162,489
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	17,100	78,389
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	449,274
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	205,017
	Hubei Yihua Chemical Industry Co. Ltd., Class A	25,100	40,701
	Huizhou Desay Sv Automotive Co. Ltd., Class A	18,400	243,219
	Humanwell Healthcare Group Co. Ltd., Class A	129,100	356,257
	Hunan Gold Corp. Ltd., Class A	47,600	113,179
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,300	51,748
*	Hunan New Wellful Co. Ltd., Class A	21,800	18,460
	Hunan Valin Steel Co. Ltd., Class A	694,400	447,029
	Hundsun Technologies, Inc., Class A	58,829	149,175
	IEIT Systems Co. Ltd., Class A	59,084	307,442
	Iflytek Co. Ltd., Class A	66,700	367,833
	IKD Co. Ltd., Class A	88,400	169,297
	Imeik Technology Development Co. Ltd., Class A	8,560	208,303
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	15,565,330
	Industrial Bank Co. Ltd., Class A	643,039	1,490,488
	Industrial Securities Co. Ltd., Class A	299,748	226,458
	INESA Intelligent Tech, Inc., Class A	38,400	58,282
	Infore Environment Technology Group Co. Ltd., Class A	233,424	139,714
	Ingenic Semiconductor Co. Ltd., Class A	18,000	139,415
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	280,255
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	783,995
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	181,656	213,083
	Inner Mongolia Furui Medical Science Co. Ltd., Class A	9,400	61,405
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	605,803	314,485
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	204,915
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	265,000	920,566
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	368,509
* Ω	Innovent Biologics, Inc.	478,000	2,366,254
	Intco Medical Technology Co. Ltd., Class A	24,200	92,046
	iRay Technology Co. Ltd., Class A	6,115	90,909
*	IRICO Display Devices Co. Ltd., Class A	252,400	227,544
	JA Solar Technology Co. Ltd., Class A	256,004	382,689

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jade Bird Fire Co. Ltd., Class A	23,382	$36,986
	Jafron Biomedical Co. Ltd., Class A	26,800	99,140
	Jason Furniture Hangzhou Co. Ltd., Class A	65,080	228,554
	JCET Group Co. Ltd., Class A	123,300	571,426
	JCHX Mining Management Co. Ltd., Class A	29,000	165,925
* Ω	JD Health International, Inc.	948,050	2,631,356
* Ω	JD Logistics, Inc.	2,169,000	2,230,844
	JD.com, Inc. (9618 HK), Class A	1,213,771	16,004,296
#	JD.com, Inc. (JD US), ADR	124,763	3,292,496
	Jiangling Motors Corp. Ltd., Class A	25,000	111,045
	Jiangsu Azure Corp., Class A	37,700	44,479
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	267,500	103,650
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	341,515	342,561
	Jiangsu Eastern Shenghong Co. Ltd., Class A	205,540	225,764
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	970,665
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	92,768
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	88,893
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	40,086	254,039
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	100,275	585,479
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	93,136
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	52,541
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	29,100	74,784
	Jiangsu King's Luck Brewery JSC Ltd., Class A	62,412	381,588
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	16,300	52,942
	Jiangsu Linyang Energy Co. Ltd., Class A	104,767	90,498
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	111,552
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	255,113
	Jiangsu Pacific Quartz Co. Ltd., Class A	41,852	165,226
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	88,500	126,643
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	86,400	111,267
	Jiangsu Shagang Co. Ltd., Class A	69,200	42,425
	Jiangsu ToLand Alloy Co. Ltd., Class A	9,100	33,677
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	23,800	136,951
	Jiangsu Yanghe Distillery Co. Ltd., Class A	76,990	871,564
	Jiangsu Yangnong Chemical Co. Ltd., Class A	36,556	278,497
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	151,978
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	434,487
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	476,454
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	106,300	37,349
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,322,238
	Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	108,313
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	6,600	25,153
*	Jiangxi Special Electric Motor Co. Ltd., Class A	58,800	61,046
	Jiangzhong Pharmaceutical Co. Ltd., Class A	19,800	62,173
	Jiayou International Logistics Co. Ltd., Class A	77,140	195,208
	Jihua Group Corp. Ltd., Class A	243,400	84,556
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	183,769
	Jilin Electric Power Co. Ltd., Class A	153,400	110,994
	Jinduicheng Molybdenum Co. Ltd., Class A	160,800	235,195
	Jingjin Equipment, Inc., Class A	37,400	95,694
	Jinhong Gas Co. Ltd., Class A	16,534	43,396
	Jinhui Liquor Co. Ltd., Class A	5,900	15,098
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	202,400	420,519
	JiuGui Liquor Co. Ltd., Class A	17,300	97,956
	Jizhong Energy Resources Co. Ltd., Class A	379,600	298,095
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	163,055	238,189
	Joinn Laboratories China Co. Ltd., Class A	23,800	49,821
	Jointo Energy Investment Co. Ltd. Hebei, Class A	95,600	68,473
	Jointown Pharmaceutical Group Co. Ltd., Class A	409,125	261,282

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,900	$113,943
	JSTI Group, Class A	12,400	12,588
	Juewei Food Co. Ltd., Class A	36,300	77,486
	Juneyao Airlines Co. Ltd., Class A	302,740	476,908
	Kailuan Energy Chemical Co. Ltd., Class A	69,600	59,656
	Kaishan Group Co. Ltd., Class A	46,400	59,387
	Keboda Technology Co. Ltd., Class A	6,200	43,553
	Keda Industrial Group Co. Ltd., Class A	105,200	104,748
	Kehua Data Co. Ltd., Class A	24,000	65,633
*	KingClean Electric Co. Ltd., Class A	18,500	55,565
	Kingfa Sci & Tech Co. Ltd., Class A	75,800	68,663
	Kingnet Network Co. Ltd., Class A	141,300	184,531
	Kingsemi Co. Ltd., Class A	2,596	25,393
	Konfoong Materials International Co. Ltd., Class A	7,400	53,966
	KPC Pharmaceuticals, Inc., Class A	32,200	66,196
* Ω	Kuaishou Technology	1,847,500	10,347,282
*	Kuang-Chi Technologies Co. Ltd., Class A	61,500	153,484
	Kunlun Energy Co. Ltd.	6,962,000	6,748,909
	Kunlun Tech Co. Ltd., Class A	28,500	119,283
	Kweichow Moutai Co. Ltd., Class A	52,293	10,280,690
	Lakala Payment Co. Ltd., Class A	24,400	41,704
	Lao Feng Xiang Co. Ltd., Class A	36,500	265,121
	Laobaixing Pharmacy Chain JSC, Class A	88,800	170,824
	LB Group Co. Ltd., Class A	164,500	392,673
	Leader Harmonious Drive Systems Co. Ltd., Class A	2,058	22,606
	Lenovo Group Ltd.	10,327,278	13,375,993
	Lens Technology Co. Ltd., Class A	200,200	495,684
	Leo Group Co. Ltd., Class A	305,600	64,404
	Lepu Medical Technology Beijing Co. Ltd., Class A	82,177	149,186
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	5,700	17,283
	Levima Advanced Materials Corp., Class A	33,700	63,535
	Leyard Optoelectronic Co. Ltd., Class A	112,100	67,697
*	Li Auto, Inc. (2015 HK), Class A	286,800	2,805,538
# *	Li Auto, Inc. (LI US), ADR	112,566	2,222,053
	Li Ning Co. Ltd.	1,006,500	1,874,720
	Liaoning Cheng Da Co. Ltd., Class A	71,400	85,030
*	Lifan Technology Group Co. Ltd., Class A	80,700	50,711
	Lingyi iTech Guangdong Co., Class A	412,818	412,559
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	28,900	69,703
	Loncin Motor Co. Ltd., Class A	111,200	101,972
# Ω	Longfor Group Holdings Ltd.	2,419,500	3,143,192
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	674,979
	Longshine Technology Group Co. Ltd., Class A	57,600	69,089
	Luenmei Quantum Co. Ltd., Class A	61,200	46,172
	Luxi Chemical Group Co. Ltd., Class A	200,900	313,985
	Luxshare Precision Industry Co. Ltd., Class A	308,124	1,636,509
	Luzhou Laojiao Co. Ltd., Class A	62,829	1,136,602
	Mango Excellent Media Co. Ltd., Class A	118,692	338,309
	Maxscend Microelectronics Co. Ltd., Class A	5,200	55,672
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	5,600	20,444
	Mehow Innovative Ltd., Class A	5,900	22,099
	Meihua Holdings Group Co. Ltd., Class A	152,500	215,068
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	325,557	165,173
* Ω	Meituan, Class B	981,240	13,586,895
	Metallurgical Corp. of China Ltd., Class H	4,462,000	857,223
	Midea Group Co. Ltd., Class A	333,301	2,939,542
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,000	53,233
	Ming Yang Smart Energy Group Ltd., Class A	125,404	172,910
	MINISO Group Holding Ltd.	74,600	311,857

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Minmetals Capital Co. Ltd., Class A	164,400	$97,889
	MLS Co. Ltd., Class A	93,400	105,822
	Montage Technology Co. Ltd., Class A	11,001	90,819
*	Muyuan Foods Co. Ltd., Class A	280,657	1,698,286
	Nanjing Cosmos Chemical Co. Ltd., Class A	19,900	90,207
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	417,487
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	74,046	125,201
	Nanjing Securities Co. Ltd., Class A	124,700	136,284
*	Nanjing Tanker Corp., Class A	382,500	176,753
	Nantong Jianghai Capacitor Co. Ltd., Class A	39,600	71,736
	NARI Technology Co. Ltd., Class A	299,642	995,561
	National Silicon Industry Group Co. Ltd., Class A	100,256	213,355
	NAURA Technology Group Co. Ltd., Class A	15,000	712,100
*	NavInfo Co. Ltd., Class A	134,350	131,181
	NBTM New Materials Group Co. Ltd., Class A	13,500	30,003
	NetEase, Inc. (9999 HK)	268,100	4,944,723
	NetEase, Inc. (NTES US), ADR	176,951	16,298,957
	Neusoft Corp., Class A	38,900	44,249
	New China Life Insurance Co. Ltd., Class H	874,700	1,706,003
*	New Hope Liuhe Co. Ltd., Class A	123,866	162,402
	Neway Valve Suzhou Co. Ltd., Class A	46,500	114,775
	Newland Digital Technology Co. Ltd., Class A	58,300	107,739
*	Ninestar Corp., Class A	44,351	166,098
	Ningbo Boway Alloy Material Co. Ltd., Class A	42,700	83,285
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	24,100	76,704
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	79,163
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	52,600	83,549
	Ningbo Joyson Electronic Corp., Class A	126,000	268,224
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	220,222
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	15,792	49,905
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	440,274
	Ningbo Shanshan Co. Ltd., Class A	117,500	125,085
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	321,533
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	110,447
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	665,761
# *	NIO, Inc. (9866 HK), Class A	817,850	3,644,963
*	NIO, Inc. (NIO US), ADR	189,636	841,984
Ω	Nongfu Spring Co. Ltd., Class H	1,503,800	5,841,748
	North Copper Co. Ltd., Class A	93,600	117,275
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	163,612
	Northeast Securities Co. Ltd., Class A	120,200	99,718
	Novoray Corp., Class A	2,923	19,409
	NYOCOR Co. Ltd., Class A	90,100	63,862
*	Offcn Education Technology Co. Ltd., Class A	280,212	64,357
	Offshore Oil Engineering Co. Ltd., Class A	334,000	253,899
*	OFILM Group Co. Ltd., Class A	182,900	210,390
	Olympic Circuit Technology Co. Ltd., Class A	27,100	80,137
	Oppein Home Group, Inc., Class A	40,195	252,962
	Opple Lighting Co. Ltd., Class A	12,800	28,173
	ORG Technology Co. Ltd., Class A	130,200	77,227
	Orient Overseas International Ltd.	241,000	3,393,998
Ω	Orient Securities Co. Ltd., Class H	898,800	374,689
*	Oriental Energy Co. Ltd., Class A	77,500	88,771
	Oriental Pearl Group Co. Ltd., Class A	141,200	124,155
*	Ourpalm Co. Ltd., Class A	109,500	64,041
	Ovctek China, Inc., Class A	53,652	121,891
*	Pacific Securities Co. Ltd., Class A	266,700	125,792
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	82,350
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	157,566

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	PDD Holdings, Inc., ADR	305,910	$39,428,740
	People.cn Co. Ltd., Class A	36,600	100,181
	People's Insurance Co. Group of China Ltd. , Class H	6,665,000	2,242,521
	Perfect World Co. Ltd., Class A	135,785	147,300
	PetroChina Co. Ltd., Class H	17,336,000	15,054,132
	PICC Property & Casualty Co. Ltd., Class H	6,667,198	8,742,825
	Ping An Bank Co. Ltd., Class A	722,500	1,027,678
	Ping An Insurance Group Co. of China Ltd., Class H	5,204,500	22,601,159
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	259,500	377,200
	POCO Holding Co. Ltd., Class A	11,000	62,746
*	Polaris Bay Group Co. Ltd., Class A	93,600	86,284
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	547,400
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,551,000	2,433,582
	Power Construction Corp. of China Ltd., Class A	684,911	521,383
	Pylon Technologies Co. Ltd., Class A	8,654	50,149
*	Qi An Xin Technology Group, Inc., Class A	25,795	86,262
	Qianhe Condiment & Food Co. Ltd., Class A	51,600	97,987
	Qingdao Haier Biomedical Co. Ltd., Class A	3,111	13,714
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	93,348
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	21,423
Ω	Qingdao Port International Co. Ltd., Class H	69,000	51,429
	Qingdao Rural Commercial Bank Corp., Class A	590,606	215,121
	Qingdao Sentury Tire Co. Ltd., Class A	81,600	251,318
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	151,925
*	Qinghai Salt Lake Industry Co. Ltd., Class A	244,300	525,725
*	QuantumCTek Co. Ltd., Class A	1,000	22,427
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	66,957
	Range Intelligent Computing Technology Group Co. Ltd., Class A	10,300	32,244
	Raytron Technology Co. Ltd., Class A	21,575	82,372
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	91,949
	Risen Energy Co. Ltd., Class A	84,004	127,297
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	11,124
	Riyue Heavy Industry Co. Ltd., Class A	36,800	52,204
	Rizhao Port Co. Ltd., Class A	141,700	55,885
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	58,176
	Rockchip Electronics Co. Ltd., Class A	10,300	88,251
	Rongsheng Petrochemical Co. Ltd., Class A	462,894	581,231
*	Roshow Technology Co. Ltd., Class A	61,282	48,152
	Sai Micro Electronics, Inc., Class A	29,700	65,212
	SAIC Motor Corp. Ltd., Class A	236,045	479,442
	Sailun Group Co. Ltd., Class A	260,200	475,095
	Sanan Optoelectronics Co. Ltd., Class A	211,300	348,441
	Sangfor Technologies, Inc., Class A	13,200	90,287
	Sanquan Food Co. Ltd., Class A	49,700	76,356
	Sansure Biotech, Inc., Class A	16,953	45,556
	Sanwei Holding Group Co. Ltd., Class A	23,000	34,699
	Sany Heavy Industry Co. Ltd., Class A	286,434	640,006
	Satellite Chemical Co. Ltd., Class A	345,661	835,413
	SDIC Capital Co. Ltd., Class A	218,504	181,751
	SDIC Power Holdings Co. Ltd., Class A	251,000	590,068
	Sealand Securities Co. Ltd., Class A	416,590	182,194
*	Seazen Holdings Co. Ltd., Class A	117,400	157,206
*	Sensteed Hi-tech Group, Class A	86,400	13,881
*	Seres Group Co. Ltd., Class A	57,600	636,006
	SF Holding Co. Ltd., Class A	272,261	1,320,920
	SG Micro Corp., Class A	8,215	89,776
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	149,600	79,855
	Shaanxi Coal Industry Co. Ltd., Class A	497,400	1,608,829
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	130,745

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	375,250	$372,286
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	128,304
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	1,164,451
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	449,863
	Shandong Hi-speed Co. Ltd., Class A	59,700	70,326
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	479,537
	Shandong Humon Smelting Co. Ltd., Class A	49,600	77,348
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	247,781
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	456,426
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	181,008
	Shandong Publishing & Media Co. Ltd., Class A	123,900	186,425
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	502,568
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	18,500	100,680
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	44,400	55,953
	Shandong Yulong Gold Co. Ltd., Class A	39,200	79,525
	Shanghai Aiko Solar Energy Co. Ltd., Class A	129,700	169,391
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	116,337
	Shanghai Bailian Group Co. Ltd., Class A	98,300	108,722
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	72,236	178,398
	Shanghai Baosight Software Co. Ltd., Class A	89,518	398,231
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,981	100,950
	Shanghai Chinafortune Co. Ltd., Class A	41,300	78,431
	Shanghai Construction Group Co. Ltd., Class A	700,676	226,838
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	43,260	54,598
	Shanghai Datun Energy Resources Co. Ltd., Class A	44,500	75,659
*	Shanghai DZH Ltd., Class A	27,000	22,906
*	Shanghai Electric Group Co. Ltd., Class H	2,136,000	415,480
	Shanghai Electric Power Co. Ltd., Class A	140,500	182,865
	Shanghai Environment Group Co. Ltd., Class A	60,198	62,896
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	415,500	690,040
	Shanghai Gentech Co. Ltd., Class A	4,961	20,226
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,900	27,606
	Shanghai Huace Navigation Technology Ltd., Class A	17,900	75,993
	Shanghai Huafon Aluminium Corp., Class A	46,800	110,316
	Shanghai Huayi Group Co. Ltd., Class A	87,000	76,905
	Shanghai International Airport Co. Ltd., Class A	31,700	151,642
	Shanghai Jahwa United Co. Ltd., Class A	26,300	65,240
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	70,200	233,523
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	30,800	43,456
	Shanghai Lingang Holdings Corp. Ltd., Class A	139,660	185,301
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	129,802
	Shanghai M&G Stationery, Inc., Class A	56,769	235,381
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	64,061
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,400	19,384
	Shanghai Moons' Electric Co. Ltd., Class A	10,400	57,703
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	729,800	1,094,345
	Shanghai Pret Composites Co. Ltd., Class A	35,800	41,203
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,026,277
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	133,556	240,317
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	426,842
	Shanghai Runda Medical Technology Co. Ltd., Class A	9,600	18,084
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	271,140
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	53,700	90,569
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	44,282
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	137,550
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	337,100
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	38,500	49,028
	Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	74,642
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	225,159	170,146

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	$303,354
*	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	146,700	79,420
	Shanghai Zhonggu Logistics Co. Ltd., Class A	63,899	78,068
	Shanjin International Gold Co. Ltd., Class C	195,817	484,272
	Shannon Semiconductor Technology Co. Ltd., Class A	13,400	54,266
	Shanxi Coal International Energy Group Co. Ltd., Class A	95,800	171,022
	Shanxi Coking Co. Ltd., Class A	91,100	45,798
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	459,130	526,290
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	117,800	131,376
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	276,630	595,764
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	137,269
	Shanxi Securities Co. Ltd., Class A	211,280	145,610
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	267,576
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,415,703
	Sharetronic Data Technology Co. Ltd., Class A	8,700	78,431
	Shede Spirits Co. Ltd., Class A	26,400	200,451
	Shenghe Resources Holding Co. Ltd., Class A	109,500	125,590
	Shengyi Technology Co. Ltd., Class A	59,100	159,908
	Shennan Circuits Co. Ltd., Class A	16,082	246,888
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	257,691
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	6,800	115,655
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,500	17,084
	Shenzhen Airport Co. Ltd., Class A	135,900	123,321
	Shenzhen Aisidi Co. Ltd., Class A	53,100	67,235
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,200	22,232
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	158,778
	Shenzhen Desay Battery Technology Co., Class A	11,200	39,981
	Shenzhen Energy Group Co. Ltd., Class A	257,619	240,782
	Shenzhen Envicool Technology Co. Ltd., Class A	30,350	98,038
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	128,421
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	102,100	135,237
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,516	56,517
	Shenzhen Gas Corp. Ltd., Class A	177,500	170,559
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	140,851
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	63,537
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	51,752
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	261,219
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	202,317
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	91,039
	Shenzhen Kedali Industry Co. Ltd., Class A	23,066	251,998
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	45,110
	Shenzhen Kinwong Electronic Co. Ltd., Class A	99,864	360,129
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	93,974
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	95,109
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	1,768,804
	Shenzhen MTC Co. Ltd., Class A	411,800	287,985
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	187,391
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	629,180	179,231
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	142,585
	Shenzhen SC New Energy Technology Corp., Class A	28,059	203,511
	Shenzhen SED Industry Co. Ltd., Class A	62,800	123,508
	Shenzhen Senior Technology Material Co. Ltd., Class A	74,500	81,581
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	195,558
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	65,500	79,576
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	185,848
	Shenzhen Topband Co. Ltd., Class A	64,000	91,133
	Shenzhen Transsion Holdings Co. Ltd., Class A	37,116	415,717
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	52,400	122,086
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	37,865

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yinghe Technology Co. Ltd., Class A	31,000	$65,875
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	84,071	271,687
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	38,411
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	209,953
	Shenzhou International Group Holdings Ltd.	570,500	4,829,557
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	49,266
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	83,156	182,109
	Shinva Medical Instrument Co. Ltd., Class A	24,850	60,336
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	90,775
	Sichuan Changhong Electric Co. Ltd., Class A	147,900	92,673
	Sichuan Chuantou Energy Co. Ltd., Class A	165,400	428,488
	Sichuan Development Lomon Co. Ltd., Class A	85,000	81,914
	Sichuan Furong Technology Co. Ltd., Class A	12,900	21,932
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	658,800	156,713
	Sichuan Hexie Shuangma Co. Ltd., Class A	32,700	55,327
*	Sichuan Hongda Co. Ltd., Class A	25,400	20,497
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	47,385
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	537,182
*	Sichuan New Energy Power Co. Ltd., Class A	85,800	119,789
	Sichuan Road & Bridge Group Co. Ltd., Class A	403,640	352,136
	Sichuan Swellfun Co. Ltd., Class A	36,200	187,853
	Sichuan Teway Food Group Co. Ltd., Class A	27,600	40,910
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	75,756
	Sieyuan Electric Co. Ltd., Class A	49,100	451,148
	Sino Biopharmaceutical Ltd.	11,804,500	4,233,085
	Sinocare, Inc., Class A	19,300	60,979
	Sinofibers Technology Co. Ltd., Class A	14,600	44,729
	Sinolink Securities Co. Ltd., Class A	150,200	164,039
	Sinoma International Engineering Co., Class A	254,900	359,305
	Sinoma Science & Technology Co. Ltd., Class A	144,194	229,324
	Sinomach Automobile Co. Ltd., Class A	57,400	49,245
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	45,706
	Sinomine Resource Group Co. Ltd., Class A	45,600	170,036
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	6,276	60,991
	Sinopharm Group Co. Ltd., Class H	1,950,800	4,575,685
	Sino-Platinum Metals Co. Ltd., Class A	13,000	24,198
	Sinosoft Co. Ltd., Class A	52,192	124,128
	Sinotruk Hong Kong Ltd.	273,500	719,871
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	198,446
	Skshu Paint Co. Ltd., Class A	16,707	75,228
	Skyworth Digital Co. Ltd., Class A	38,300	43,808
	Snowsky Salt Industry Group Co. Ltd., Class A	79,900	59,780
	Songcheng Performance Development Co. Ltd., Class A	85,200	96,365
	Sonoscape Medical Corp., Class A	15,300	75,632
	SooChow Securities Co. Ltd., Class A	258,550	227,457
	Southern Publishing & Media Co. Ltd., Class A	48,000	78,138
	Southwest Securities Co. Ltd., Class A	387,336	210,612
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	84,429
*	Spring Airlines Co. Ltd., Class A	49,900	374,134
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	93,600	72,906
	StarPower Semiconductor Ltd., Class A	12,260	154,643
	State Grid Information & Communication Co. Ltd., Class A	75,800	182,912
	State Grid Yingda Co. Ltd., Class A	35,300	20,956
	STO Express Co. Ltd., Class A	94,000	116,816
	Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	121,653
	Sungrow Power Supply Co. Ltd., Class A	72,520	692,205
	Sunny Optical Technology Group Co. Ltd.	219,400	1,230,418
	Sunresin New Materials Co. Ltd., Class A	24,075	132,025
	Sunwoda Electronic Co. Ltd., Class A	96,900	230,475

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suofeiya Home Collection Co. Ltd., Class A	30,900	$60,450
	SUPCON Technology Co. Ltd., Class A	15,096	78,967
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	173,100	598,788
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	107,451
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	11,200	103,453
	Suzhou TFC Optical Communication Co. Ltd., Class A	22,400	313,822
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	3,554	26,616
	Taiji Computer Corp. Ltd., Class A	29,200	67,752
*	Talkweb Information System Co. Ltd., Class A	26,200	39,055
*	Tangshan Jidong Cement Co. Ltd., Class A	119,400	74,607
	TangShan Port Group Co. Ltd., Class A	531,500	386,797
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	132,300	102,902
	Tasly Pharmaceutical Group Co. Ltd., Class A	101,500	197,603
	TBEA Co. Ltd., Class A	303,320	568,660
	TCL Technology Group Corp., Class A	1,114,098	604,671
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	290,300	351,313
	Tencent Holdings Ltd.	3,804,300	175,554,957
	Tencent Music Entertainment Group, ADR	349,405	4,954,563
	Thunder Software Technology Co. Ltd., Class A	17,000	106,953
	Tian Di Science & Technology Co. Ltd., Class A	466,820	375,376
*	Tianfeng Securities Co. Ltd., Class A	301,300	105,481
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	43,700	109,226
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	65,556
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	31,600	144,685
	Tianjin Port Co. Ltd., Class A	141,904	91,918
*	Tianma Microelectronics Co. Ltd., Class A	127,855	126,392
	Tianneng Battery Group Co. Ltd., Class A	23,919	74,740
	Tianqi Lithium Corp., Class H	35,000	95,928
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	404,368
	TianShan Material Co. Ltd., Class A	90,800	68,333
	Tianshui Huatian Technology Co. Ltd., Class A	200,100	239,837
*	Tibet Huayu Mining Co. Ltd., Class A	12,400	23,130
	Tibet Mineral Development Co., Class A	16,300	40,982
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,810	17,838
	Tingyi Cayman Islands Holding Corp.	2,038,000	2,484,923
	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	167,586
	Tofflon Science & Technology Group Co. Ltd., Class A	25,300	40,505
	Toly Bread Co. Ltd., Class A	26,600	20,422
	Tongcheng Travel Holdings Ltd.	23,200	40,392
	TongFu Microelectronics Co. Ltd., Class A	167,000	527,576
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	160,700	181,438
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	40,189
	Tongkun Group Co. Ltd., Class A	147,609	287,143
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	441,581
	Tongwei Co. Ltd., Class A	290,800	729,919
	Topchoice Medical Corp., Class A	23,810	146,946
*	TPV Technology Co. Ltd., Class A	236,100	64,797
	Transfar Zhilian Co. Ltd., Class A	128,700	69,465
	Triangle Tyre Co. Ltd., Class A	47,200	98,635
	Trina Solar Co. Ltd., Class A	159,028	384,026
*	Trip.com Group Ltd. (9961 HK)	99,700	4,256,361
*	Trip.com Group Ltd. (TCOM US), ADR	301,877	12,838,829
	TRS Information Technology Corp. Ltd., Class A	23,800	43,021
*	Tsinghua Tongfang Co. Ltd., Class A	113,200	80,898
	Tsingtao Brewery Co. Ltd., Class H	636,000	4,063,147
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	35,399	264,348
	Unisplendour Corp. Ltd., Class A	174,660	563,124
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	246,512
	Venustech Group, Inc., Class A	35,000	74,858

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	$328,492
	Vipshop Holdings Ltd., ADR	547,428	7,466,918
	Walvax Biotechnology Co. Ltd., Class A	80,000	128,208
*	Wanda Film Holding Co. Ltd., Class A	92,000	142,189
	Wangsu Science & Technology Co. Ltd., Class A	165,500	173,164
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,985,697
	Want Want China Holdings Ltd.	5,465,000	3,281,353
	Wanxiang Qianchao Co. Ltd., Class A	217,200	139,281
	Wasu Media Holding Co. Ltd., Class A	99,500	86,983
	Weichai Power Co. Ltd., Class H	2,380,800	3,810,343
	Weifu High-Technology Group Co. Ltd., Class A	38,800	91,142
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	170,980
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	950,921
	Western Mining Co. Ltd., Class A	148,200	331,686
	Western Securities Co. Ltd., Class A	238,600	215,848
	Western Superconducting Technologies Co. Ltd., Class A	29,292	156,499
	Wharf Holdings Ltd.	1,058,000	2,900,875
	Will Semiconductor Co. Ltd. Shanghai, Class A	12,821	182,904
	Willfar Information Technology Co. Ltd., Class A	7,131	38,983
*	Wingtech Technology Co. Ltd., Class A	50,148	207,903
	Winner Medical Co. Ltd., Class A	33,197	120,388
	Winning Health Technology Group Co. Ltd., Class A	76,360	59,381
	Wolong Electric Group Co. Ltd., Class A	143,200	241,127
	Wuchan Zhongda Group Co. Ltd., Class A	476,450	287,363
	Wuhan DR Laser Technology Corp. Ltd., Class A	8,000	55,099
	Wuhan East Lake High Technology Group Co. Ltd., Class A	55,000	63,225
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	121,841
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	80,944
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	45,373
	Wuhu Token Science Co. Ltd., Class A	146,800	93,382
	Wuliangye Yibin Co. Ltd., Class A	199,206	3,499,895
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	741,054
Ω	WuXi AppTec Co. Ltd., Class H	354,660	1,450,811
	Wuxi Autowell Technology Co. Ltd., Class A	20,340	110,550
* Ω	Wuxi Biologics Cayman, Inc.	29,000	42,417
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	237,700	555,336
	Wuxi NCE Power Co. Ltd., Class A	11,100	51,686
	Wuxi Taiji Industry Co. Ltd., Class A	106,800	82,777
	XCMG Construction Machinery Co. Ltd., Class A	472,203	428,499
	XGD, Inc., Class A	31,000	68,217
	Xiamen Amoytop Biotech Co. Ltd., Class A	18,536	128,274
	Xiamen Bank Co. Ltd., Class A	148,900	109,014
	Xiamen C & D, Inc., Class A	177,700	195,061
	Xiamen Faratronic Co. Ltd., Class A	19,100	229,195
	Xiamen Intretech, Inc., Class A	40,100	67,835
	Xiamen ITG Group Corp. Ltd., Class A	187,730	166,771
	Xiamen Tungsten Co. Ltd., Class A	157,480	370,794
	Xiamen Xiangyu Co. Ltd., Class A	166,300	119,518
	Xi'an Bright Laser Technologies Co. Ltd., Class A	8,834	64,223
	Xi'an Triangle Defense Co. Ltd., Class A	16,700	73,029
	Xiangcai Co. Ltd., Class A	142,600	129,073
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	50,200	72,842
	Xianhe Co. Ltd., Class A	14,200	34,112
* Ω	Xiaomi Corp., Class B	7,283,800	15,644,363
	Xinfengming Group Co. Ltd., Class A	153,500	283,593
	Xinhuanet Co. Ltd., Class A	15,100	43,616
	Xinjiang Joinworld Co. Ltd., Class A	54,800	51,685
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	27,300	133,988
	Xinxiang Richful Lube Additive Co. Ltd., Class A	16,600	94,309

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	143,800	$71,714
	Xinyi Solar Holdings Ltd.	1,227,103	582,234
	Xinyu Iron & Steel Co. Ltd., Class A	132,700	60,980
*	XPeng, Inc., Class A	852,400	3,445,430
	Xuji Electric Co. Ltd., Class A	90,600	382,391
Ω	Yadea Group Holdings Ltd.	106,000	142,855
	Yangling Metron New Material, Inc., Class A	25,300	67,372
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	42,500	254,526
	Yankershop Food Co. Ltd., Class A	11,500	60,508
#	Yankuang Energy Group Co. Ltd., Class H	3,500,300	4,568,978
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	13,500	41,368
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	22,900	40,226
	Yantai Eddie Precision Machinery Co. Ltd., Class A	29,200	58,240
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	331,863
	Yealink Network Technology Corp. Ltd., Class A	36,476	170,197
	YGSOFT, Inc., Class A	81,000	60,013
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	153,732
	Yifeng Pharmacy Chain Co. Ltd., Class A	70,880	205,421
	Yindu Kitchen Equipment Co. Ltd., Class A	11,300	39,275
	Yixintang Pharmaceutical Group Co. Ltd., Class A	13,700	26,099
	Yizumi Holdings Co. Ltd., Class A	15,200	38,608
	Yonfer Agricultural Technology Co. Ltd., Class A	66,900	103,658
*	Yonghui Superstores Co. Ltd., Class A	260,000	81,388
	YongXing Special Materials Technology Co. Ltd., Class A	48,270	223,677
*	Yonyou Network Technology Co. Ltd., Class A	73,700	97,756
	Youngor Fashion Co. Ltd., Class A	340,604	337,148
	YTO Express Group Co. Ltd., Class A	347,700	690,173
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	110,302
	Yum China Holdings, Inc. (9987 HK)	126,100	3,806,835
	Yum China Holdings, Inc. (YUMC US)	240,132	7,261,592
	Yunda Holding Co. Ltd., Class A	259,490	265,231
	Yunnan Aluminium Co. Ltd., Class A	373,200	624,465
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	312,084
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	170,100	127,408
	Yunnan Copper Co. Ltd., Class A	308,200	487,126
	Yunnan Energy Investment Co. Ltd., Class A	38,700	60,369
	Yunnan Energy New Material Co. Ltd., Class A	57,262	244,384
	Yunnan Tin Co. Ltd., Class A	202,000	393,783
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	281,307
	Zangge Mining Co. Ltd., Class A	103,900	331,058
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,550	634,220
	Zhefu Holding Group Co. Ltd., Class A	445,323	178,109
*	Zhejiang Century Huatong Group Co. Ltd., Class A	387,800	176,097
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	209,347
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	347,608
	Zhejiang Chint Electrics Co. Ltd., Class A	105,121	280,420
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	85,633
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	127,700	76,237
	Zhejiang Crystal-Optech Co. Ltd., Class A	32,800	82,807
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	191,524
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	81,708
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	206,191
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	54,100	80,496
	Zhejiang Hailiang Co. Ltd., Class A	143,800	154,851
	Zhejiang HangKe Technology, Inc. Co., Class A	28,456	67,596
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	48,400	49,613
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	66,883
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	141,040	334,556
	Zhejiang Huayou Cobalt Co. Ltd., Class A	83,011	269,951

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	90,600	$87,171
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	94,500	391,053
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	34,700	50,752
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	67,971
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	238,688
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	140,185
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,200	20,456
	Zhejiang Juhua Co. Ltd., Class A	174,900	479,042
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	127,423
	Zhejiang NHU Co. Ltd., Class A	287,788	832,125
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	116,200	57,572
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	60,694	155,058
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	53,395
	Zhejiang Semir Garment Co. Ltd., Class A	269,800	189,925
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	13,800	43,337
	Zhejiang Supor Co. Ltd., Class A	28,154	195,833
	Zhejiang Taihua New Material Group Co. Ltd., Class A	51,500	76,530
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	225,679
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	498,294
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	108,349
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	104,234	202,188
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	13,000	35,075
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	43,896	73,133
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	55,700	59,851
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	125,083
	Zheshang Securities Co. Ltd., Class A	96,863	155,806
	Zhongji Innolight Co. Ltd., Class A	28,737	523,220
	Zhongjin Gold Corp. Ltd., Class A	428,700	958,552
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	15,900	45,865
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	93,037
	Zhongshan Public Utilities Group Co. Ltd., Class A	72,000	75,482
	Zhongtai Securities Co. Ltd., Class A	207,400	173,250
	Zhuhai Huafa Properties Co. Ltd., Class A	205,500	170,091
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	433,600	1,600,212
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	19,100	61,093
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	230,686
*	Zhuzhou Smelter Group Co. Ltd., Class A	37,500	42,246
	Zijin Mining Group Co. Ltd., Class H	3,335,000	6,764,597
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,387,800	784,210
	ZTE Corp., Class H	711,085	1,592,884
	ZTO Express Cayman, Inc. (2057 HK)	234,600	4,458,323
	ZTO Express Cayman, Inc. (ZTO US), ADR	260,448	4,935,490
TOTAL CHINA			1,141,604,916
COLOMBIA — (0.1%)
	BAC Holding International Corp.	595,836	42,213
	Bancolombia SA (BCOLO CB)	89,349	805,485
	Bancolombia SA (CIB US), Sponsored ADR	36,376	1,212,048
	Ecopetrol SA	258,081	138,565
	Grupo Argos SA	145,493	595,476
	Grupo Energia Bogota SA ESP	432,572	262,682
	Interconexion Electrica SA ESP	236,035	1,019,651
TOTAL COLOMBIA			4,076,120
CZECH REPUBLIC — (0.2%)
	CEZ AS	98,530	3,794,005
	Komercni Banka AS	71,546	2,471,777
Ω	Moneta Money Bank AS	450,001	2,060,759

The Emerging Markets Series
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (Continued)
	Philip Morris CR AS	124	$81,081
TOTAL CZECH REPUBLIC			8,407,622
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,543,475	2,552,022
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	201,614
TOTAL EGYPT			2,753,636
GREECE — (0.5%)
	Alpha Services & Holdings SA	2,027,767	3,741,410
	Eurobank Ergasias Services & Holdings SA, Class A	1,337,738	3,065,119
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,971,061
	Helleniq Energy Holdings SA	112,661	902,363
	Jumbo SA	105,561	2,828,873
	Metlen Energy & Metals SA	64,485	2,548,414
	Motor Oil Hellas Corinth Refineries SA	100,296	2,556,527
	National Bank of Greece SA	362,958	3,186,157
	OPAP SA	113,020	1,970,948
	Piraeus Financial Holdings SA	506,375	2,139,412
	Public Power Corp. SA	86,056	1,096,296
	Terna Energy SA	24,874	517,915
	Titan Cement International SA (TITC GA)	8,905	316,973
TOTAL GREECE			26,841,468
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	575,465	4,484,605
	OTP Bank Nyrt	118,025	6,050,145
	Richter Gedeon Nyrt	89,351	2,547,607
TOTAL HUNGARY			13,082,357
INDIA — (21.7%)
	3M India Ltd.	378	177,684
	Aarti Industries Ltd.	10,152	90,998
	Aarti Pharmalabs Ltd.	20,891	158,325
	ABB India Ltd.	22,884	2,164,530
	ACC Ltd.	70,792	2,194,973
*	Adani Energy Solutions Ltd.	70,670	959,130
	Adani Enterprises Ltd.	47,602	1,805,733
*	Adani Green Energy Ltd.	77,656	1,715,965
	Adani Ports & Special Economic Zone Ltd.	349,927	6,593,549
*	Adani Power Ltd.	716,345	6,153,243
	Adani Total Gas Ltd.	95,182	1,018,605
*	Aditya Birla Capital Ltd.	775,396	2,106,080
	AIA Engineering Ltd.	14,768	822,139
	Alkem Laboratories Ltd.	26,020	1,654,693
	Ambuja Cements Ltd.	409,686	3,338,903
	Apar Industries Ltd.	4,960	549,789
	APL Apollo Tubes Ltd.	133,788	2,388,925
	Apollo Hospitals Enterprise Ltd.	84,008	6,633,967
	Apollo Tyres Ltd.	116,071	772,999
	Ashok Leyland Ltd.	2,474,840	7,613,947
	Asian Paints Ltd.	219,127	8,094,973
	Astral Ltd.	135,420	3,553,663

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	AU Small Finance Bank Ltd.	131,145	$1,013,640
	Aurobindo Pharma Ltd.	292,903	5,001,214
* Ω	Avenue Supermarts Ltd.	53,575	3,172,529
	Axis Bank Ltd. (AXSB IN)	1,781,119	24,917,260
	Bajaj Auto Ltd.	56,047	6,485,991
	Bajaj Finance Ltd.	139,763	11,393,026
	Bajaj Finserv Ltd.	296,417	5,854,558
	Bajaj Holdings & Investment Ltd.	35,769	4,127,990
	Balkrishna Industries Ltd.	98,036	3,883,873
	Bank of Baroda	970,898	2,957,149
	Bank of India	554,306	835,209
	Berger Paints India Ltd.	247,395	1,644,386
	Bharat Electronics Ltd.	1,969,525	7,458,357
	Bharat Forge Ltd.	276,038	5,722,183
	Bharat Heavy Electricals Ltd.	825,964	3,122,222
	Bharat Petroleum Corp. Ltd.	899,931	3,784,983
	Bharti Airtel Ltd.	1,624,238	29,043,458
	Biocon Ltd.	48,918	211,766
	Blue Star Ltd.	18,162	375,900
	Bosch Ltd.	4,746	1,974,795
*	Britannia Industries Ltd.	70,420	4,882,437
	Canara Bank	2,022,935	2,777,697
	Carborundum Universal Ltd.	6,020	124,694
	CG Power & Industrial Solutions Ltd.	580,808	5,141,936
	Cholamandalam Investment & Finance Co. Ltd.	520,218	8,826,164
	Cipla Ltd.	486,062	8,979,701
	Coal India Ltd.	653,195	4,087,621
	Coforge Ltd.	43,682	3,302,422
	Colgate-Palmolive India Ltd.	125,830	5,128,239
	Container Corp. of India Ltd.	293,158	3,648,782
	Coromandel International Ltd.	60,562	1,209,370
	Cummins India Ltd.	81,546	3,764,463
	Dabur India Ltd.	380,339	2,896,426
	Dalmia Bharat Ltd.	54,450	1,208,861
	Deepak Nitrite Ltd.	52,355	1,940,873
	Divi's Laboratories Ltd.	74,883	4,418,642
	Dixon Technologies India Ltd.	27,187	3,941,125
	DLF Ltd.	478,113	5,101,062
	Dr Reddy's Laboratories Ltd. (DRRD IN)	47,869	3,868,484
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	108,524	8,820,831
	Eicher Motors Ltd.	121,132	7,218,394
	Escorts Kubota Ltd.	9,138	457,383
	Exide Industries Ltd.	135,173	847,859
	Federal Bank Ltd.	1,466,422	3,537,798
	Fortis Healthcare Ltd.	132,188	793,958
*	FSN E-Commerce Ventures Ltd.	186,903	432,359
	GAIL India Ltd. (GAID LI), GDR	58,674	1,005,541
	GAIL India Ltd. (GAIL IN)	2,001,507	5,777,157
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	789,138
*	GMR Airports Infrastructure Ltd.	1,572,856	1,916,239
	Godrej Consumer Products Ltd.	200,135	3,463,829
*	Godrej Properties Ltd.	93,187	3,596,195
	Grasim Industries Ltd.	235,894	7,835,652
	Gujarat Fluorochemicals Ltd.	15,556	630,912
	Gujarat Gas Ltd.	39,922	323,727
	Havells India Ltd.	192,730	4,255,929
	HCL Technologies Ltd.	742,549	14,595,516
Ω	HDFC Asset Management Co. Ltd.	82,181	4,043,883
	HDFC Bank Ltd.	1,476,989	28,580,578

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	HDFC Life Insurance Co. Ltd.	327,128	$2,805,689
	Hero MotoCorp Ltd. (HMCL IN)	188,890	12,485,036
	Hindalco Industries Ltd.	1,268,841	10,214,510
	Hindustan Aeronautics Ltd.	147,012	8,658,718
	Hindustan Petroleum Corp. Ltd.	821,956	3,876,444
	Hindustan Unilever Ltd.	423,562	13,710,120
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	18,921,165
	ICICI Bank Ltd. (ICICIBC IN)	2,256,602	32,925,767
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	4,156,454
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,608,455
*	IDFC First Bank Ltd.	3,319,317	3,026,012
	Indian Bank	184,862	1,345,160
	Indian Hotels Co. Ltd.	594,742	4,570,757
	Indian Oil Corp. Ltd.	1,227,595	2,677,778
	Indian Railway Catering & Tourism Corp. Ltd.	286,932	3,400,965
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	3,078,362
	Indraprastha Gas Ltd.	71,033	466,215
*	Indus Towers Ltd.	1,199,433	6,219,076
	IndusInd Bank Ltd.	321,664	5,498,747
	Info Edge India Ltd.	60,629	5,129,522
	Infosys Ltd. (INFO IN)	2,072,296	45,971,208
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	7,332,930
* Ω	InterGlobe Aviation Ltd.	115,431	6,174,104
	ITC Ltd.	2,061,428	12,225,231
	Jindal Stainless Ltd.	482,774	4,275,619
	Jindal Steel & Power Ltd.	557,142	6,602,652
*	Jio Financial Services Ltd.	2,175,090	8,557,226
	JSW Energy Ltd.	441,055	3,842,865
	JSW Steel Ltd.	780,793	8,722,539
	Jubilant Foodworks Ltd.	297,986	2,132,468
	Kansai Nerolac Paints Ltd.	87,225	320,315
	KEI Industries Ltd.	16,455	855,245
	Kotak Mahindra Bank Ltd.	426,699	9,260,079
	KPIT Technologies Ltd.	132,118	2,926,282
	L&T Finance Ltd.	340,408	734,912
Ω	L&T Technology Services Ltd.	25,917	1,621,658
	Larsen & Toubro Ltd.	387,819	17,710,672
	LIC Housing Finance Ltd.	183,216	1,682,869
	Linde India Ltd.	9,223	902,773
Ω	LTIMindtree Ltd.	57,999	3,934,258
	Lupin Ltd.	241,827	5,528,464
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,681,199
	Mahindra & Mahindra Ltd.	902,395	31,425,748
	Marico Ltd.	528,814	4,269,756
	Maruti Suzuki India Ltd.	62,084	9,933,708
*	Max Financial Services Ltd.	49,813	664,599
	Max Healthcare Institute Ltd.	480,691	5,315,769
	Mazagon Dock Shipbuilders Ltd.	807	50,650
	Motherson Sumi Wiring India Ltd.	755,229	667,925
	Mphasis Ltd.	110,972	3,854,619
	MRF Ltd.	2,387	4,059,150
	Muthoot Finance Ltd.	242,710	5,329,391
	National Aluminium Co. Ltd.	266,027	621,074
	Nestle India Ltd.	199,123	5,864,891
	NHPC Ltd.	1,645,922	2,075,946
	NMDC Ltd.	1,563,565	4,520,773
* ††	NMDC Steel Ltd.	1,251,805	879,223
	NTPC Ltd.	2,064,029	10,274,599
	Oberoi Realty Ltd.	101,713	2,275,816

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oil & Natural Gas Corp. Ltd.	1,409,447	$5,641,662
	Oil India Ltd.	211,979	1,462,566
	One 97 Communications Ltd.	24,320	144,014
	Oracle Financial Services Software Ltd.	30,892	4,089,906
	Page Industries Ltd.	5,755	2,911,873
	Patanjali Foods Ltd.	41,341	852,682
*	PB Fintech Ltd.	87,093	1,503,867
	Persistent Systems Ltd.	107,156	6,200,727
	Petronet LNG Ltd.	1,342,316	5,919,475
	Phoenix Mills Ltd.	66,604	2,860,408
	PI Industries Ltd.	68,216	3,612,095
	Pidilite Industries Ltd.	81,125	3,090,689
	Piramal Pharma Ltd.	327,187	689,116
	Polycab India Ltd.	38,883	3,190,738
	Poonawalla Fincorp Ltd.	66,198	293,395
	Power Finance Corp. Ltd.	1,960,029	13,088,149
	Power Grid Corp. of India Ltd.	2,218,131	9,265,466
	Prestige Estates Projects Ltd.	109,654	2,388,493
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	2,049,174
	Punjab National Bank	1,858,882	2,761,294
	Rail Vikas Nigam Ltd.	196,294	1,417,383
	REC Ltd.	1,954,705	15,081,911
	Reliance Industries Ltd. (RIL IN)	1,388,901	50,042,474
	Samvardhana Motherson International Ltd.	3,621,419	8,532,359
	SBI Cards & Payment Services Ltd.	219,896	1,910,477
Ω	SBI Life Insurance Co. Ltd.	293,246	6,158,938
	Schaeffler India Ltd.	27,285	1,393,603
	Shree Cement Ltd.	5,977	1,980,316
	Shriram Finance Ltd.	353,336	12,396,771
	Siemens Ltd.	25,712	2,191,511
	SJVN Ltd.	304,238	542,207
	Solar Industries India Ltd.	25,227	3,260,818
	SRF Ltd.	163,573	5,177,917
	State Bank of India (SBIN IN)	981,059	10,280,214
	State Bank of India (SBKFF US), GDR	1,816	188,864
	Steel Authority of India Ltd.	1,241,732	2,287,168
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	406,459	8,351,040
	Sundaram Finance Ltd.	30,855	1,602,017
	Supreme Industries Ltd.	44,232	2,832,253
*	Suzlon Energy Ltd.	5,849,480	4,865,044
Ω	Syngene International Ltd.	8,897	85,611
	Tata Communications Ltd.	108,655	2,588,350
	Tata Consultancy Services Ltd.	522,408	27,473,609
	Tata Consumer Products Ltd.	300,633	4,274,222
	Tata Elxsi Ltd.	32,921	2,751,681
	Tata Motors Ltd.	1,290,603	17,910,564
	Tata Power Co. Ltd.	965,481	5,240,188
	Tata Steel Ltd.	6,638,101	13,151,443
	Tech Mahindra Ltd.	505,798	9,407,081
	Thermax Ltd.	6,125	369,886
	Titan Co. Ltd.	188,444	7,816,580
	Torrent Pharmaceuticals Ltd.	134,641	5,111,953
	Torrent Power Ltd.	59,690	1,331,765
	Trent Ltd.	116,762	8,174,296
	Tube Investments of India Ltd.	95,434	4,726,481
	TVS Motor Co. Ltd.	218,368	6,626,565
	UltraTech Cement Ltd.	91,691	13,039,946
	Union Bank of India Ltd.	1,550,551	2,510,070
	United Breweries Ltd.	45,973	1,108,752

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Spirits Ltd.	236,027	$3,974,406
	UNO Minda Ltd.	106,245	1,324,915
	UPL Ltd.	494,455	3,388,410
	Varun Beverages Ltd.	322,822	6,107,764
	Vedanta Ltd.	1,388,095	7,503,826
*	Vodafone Idea Ltd.	10,681,652	2,078,692
	Voltas Ltd.	106,939	1,971,268
	Wipro Ltd.	1,126,310	7,015,173
*	Yes Bank Ltd.	12,333,342	3,927,018
*	Zomato Ltd.	3,519,490	9,691,278
	Zydus Lifesciences Ltd.	252,848	3,778,121
TOTAL INDIA			1,144,538,324
INDONESIA — (1.6%)
	Adaro Energy Indonesia Tbk. PT	29,491,600	5,843,784
*	Adaro Minerals Indonesia Tbk. PT	5,490,800	452,651
	Astra International Tbk. PT	15,066,610	4,379,746
	Bank Central Asia Tbk. PT	28,212,600	17,864,514
	Bank Mandiri Persero Tbk. PT	23,832,668	9,399,346
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,615,689
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	9,043,318
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,733,654
	Barito Pacific Tbk. PT	13,012,328	874,782
	Bukit Asam Tbk. PT	2,168,600	357,573
*	Capital Financial Indonesia Tbk. PT	4,995,200	150,485
	Chandra Asri Pacific Tbk. PT	3,205,000	1,903,891
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,784,695
	Dayamitra Telekomunikasi PT	5,457,300	233,267
*	GoTo Gojek Tokopedia Tbk. PT	59,958,700	196,210
	Gudang Garam Tbk. PT	111,700	108,284
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,757,717
	Indo Tambangraya Megah Tbk. PT	179,800	290,747
	Indocement Tunggal Prakarsa Tbk. PT	299,500	133,635
	Indofood CBP Sukses Makmur Tbk. PT	1,476,600	992,288
	Indofood Sukses Makmur Tbk. PT	4,843,000	1,824,522
	Indosat Tbk. PT	1,298,900	886,492
	Jasa Marga Persero Tbk. PT	207,200	70,738
	Kalbe Farma Tbk. PT	12,674,500	1,239,214
	Mayora Indah Tbk. PT	4,608,025	739,464
	MD Entertainment Tbk. PT	369,000	86,661
	Medco Energi Internasional Tbk. PT	3,748,900	303,605
*	Merdeka Copper Gold Tbk. PT	5,723,395	867,862
	Mitra Keluarga Karyasehat Tbk. PT	4,487,900	833,487
*	MNC Digital Entertainment Tbk. PT	84,000	14,366
	Pantai Indah Kapuk Dua Tbk. PT	317,300	103,939
*	Petrindo Jaya Kreasi Tbk. PT	102,000	53,121
	Sarana Menara Nusantara Tbk. PT	18,744,300	916,511
	Semen Indonesia Persero Tbk. PT	348,929	83,967
	Sinar Mas Agro Resources & Technology Tbk. PT	712,600	149,102
	Sumber Alfaria Trijaya Tbk. PT	10,910,900	1,906,496
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	33,860,700	6,013,810
	Tower Bersama Infrastructure Tbk. PT	2,570,100	316,122
	Transcoal Pacific Tbk. PT	756,100	363,940
	Unilever Indonesia Tbk. PT	4,710,500	707,334
	United Tractors Tbk. PT	2,911,796	4,622,475
*	Vale Indonesia Tbk. PT	2,650,236	610,001
	XL Axiata Tbk. PT	962,339	128,479
TOTAL INDONESIA			83,957,984

The Emerging Markets Series
CONTINUED
		Shares	Value»
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	1,007,497	$904,709
	Al Ahli Bank of Kuwait KSCP	181,810	182,231
	Boubyan Bank KSCP	506,427	980,883
	Burgan Bank SAK	387,231	241,953
	Gulf Bank KSCP	2,203,568	2,242,142
	Kuwait Finance House KSCP	4,279,689	10,321,021
	Kuwait Telecommunications Co.	303,359	532,447
	Mabanee Co. KPSC	660,425	1,812,298
	Mobile Telecommunications Co. KSCP	1,791,368	2,674,079
	National Bank of Kuwait SAKP	3,405,040	10,096,186
	National Industries Group Holding SAK	87,952	64,791
*	Warba Bank KSCP	465,041	275,485
TOTAL KUWAIT			30,328,225
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	629,200	564,542
	AMMB Holdings Bhd. (AMM MK)	2,186,559	2,148,486
	Axiata Group Bhd.	3,233,132	1,690,743
	Batu Kawan Bhd.	124,700	532,040
	Bursa Malaysia Bhd.	349,100	726,835
	Carlsberg Brewery Malaysia Bhd., Class B	40,900	166,791
	CELCOMDIGI Bhd.	1,985,320	1,643,166
# *	Chin Hin Group Bhd.	59,000	41,997
	CIMB Group Holdings Bhd.	3,158,070	5,106,371
	Dialog Group Bhd.	2,206,018	1,220,540
	Fraser & Neave Holdings Bhd.	137,200	920,438
	Gamuda Bhd.	2,122,549	3,629,788
	Genting Bhd.	1,872,800	1,929,845
	Genting Malaysia Bhd.	2,873,200	1,627,992
#	Genting Plantations Bhd.	114,500	142,149
*	Greatech Technology Bhd.	25,900	29,979
	HAP Seng Consolidated Bhd.	696,400	651,622
*	Hartalega Holdings Bhd.	1,492,400	990,949
#	Heineken Malaysia Bhd.	134,000	671,876
	Hong Leong Bank Bhd.	259,166	1,088,157
	Hong Leong Financial Group Bhd.	243,883	913,144
	IHH Healthcare Bhd.	1,069,800	1,466,874
#	IJM Corp. Bhd.	2,122,200	1,618,718
#	Inari Amertron Bhd.	2,589,500	2,134,981
#	IOI Corp. Bhd.	1,534,905	1,277,050
	IOI Properties Group Bhd.	1,450,429	672,865
	KPJ Healthcare Bhd.	627,300	254,210
#	Kuala Lumpur Kepong Bhd.	400,096	1,837,049
	Malayan Banking Bhd.	2,464,719	5,482,956
	Malaysia Airports Holdings Bhd.	1,059,750	2,363,025
	Malaysian Pacific Industries Bhd.	31,400	257,475
#	Maxis Bhd.	1,355,100	1,041,761
	MISC Bhd.	629,598	1,205,224
Ω	MR DIY Group M Bhd.	2,350,250	1,074,640
	My EG Services Bhd.	5,511,168	1,189,106
#	Nestle Malaysia Bhd.	43,600	1,031,308
#	Petronas Chemicals Group Bhd.	1,203,500	1,519,782
#	Petronas Dagangan Bhd.	179,200	692,379
	Petronas Gas Bhd.	360,800	1,430,152
	PPB Group Bhd.	501,080	1,618,252
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,286,929
	Public Bank Bhd.	8,022,870	7,355,054
	QL Resources Bhd.	962,585	1,400,771
	RHB Bank Bhd.	1,840,780	2,288,122

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Scientex Bhd.	334,600	$308,732
	SD Guthrie Bhd.	1,387,121	1,350,692
	Sime Darby Bhd.	3,545,261	2,008,005
	SP Setia Bhd. Group	511,400	178,465
#	Sunway Bhd.	1,612,282	1,506,712
	Telekom Malaysia Bhd.	772,629	1,173,360
#	Tenaga Nasional Bhd.	1,147,750	3,518,898
#	TIME dotCom Bhd.	1,055,600	1,181,229
*	Top Glove Corp. Bhd.	5,149,500	1,155,520
#	United Plantations Bhd.	145,900	831,822
	ViTrox Corp. Bhd.	538,400	468,012
	Westports Holdings Bhd.	590,000	575,267
#	Yinson Holdings Bhd.	1,644,940	855,636
	YTL Corp. Bhd.	3,170,712	2,358,244
	YTL Power International Bhd.	1,223,900	1,244,446
TOTAL MALAYSIA			86,651,173
MEXICO — (1.9%)
	Alfa SAB de CV, Class A	640,227	366,315
	America Movil SAB de CV (AMXB MM), Class B	12,055,270	10,074,636
	Arca Continental SAB de CV	306,517	3,020,091
#	Becle SAB de CV	330,724	543,722
	Cemex SAB de CV (CEMEXCPO MM)	12,740,241	8,178,481
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	425,164
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	381,219	3,444,496
*	Controladora AXTEL SAB de CV	3,493,876	69,199
	El Puerto de Liverpool SAB de CV, Class C1	183,204	1,297,699
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	750,479	8,278,995
	Gruma SAB de CV, Class B	210,476	3,949,574
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	234,370	3,753,493
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	13,894	2,222,901
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	16,899	5,077,980
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	89,799
#	Grupo Bimbo SAB de CV, Class A	770,885	2,713,883
	Grupo Carso SAB de CV	688,160	4,458,210
	Grupo Comercial Chedraui SA de CV	264,798	1,971,595
#	Grupo Elektra SAB de CV	24,498	1,242,520
	Grupo Financiero Banorte SAB de CV, Class O	1,340,021	10,062,924
*	Grupo Financiero Inbursa SAB de CV, Class O	1,574,215	3,860,549
	Grupo Mexico SAB de CV, Class B	2,030,191	11,417,713
# *	Industrias Penoles SAB de CV	178,764	2,612,712
	Kimberly-Clark de Mexico SAB de CV, Class A	1,591,581	2,836,160
	Orbia Advance Corp. SAB de CV	840,383	1,084,816
	Organizacion Soriana SAB de CV, Class B	211,060	353,334
	Qualitas Controladora SAB de CV	7,513	69,351
*	Sitios Latinoamerica SAB de CV	194,685	40,231
	Wal-Mart de Mexico SAB de CV	2,505,757	8,338,626
TOTAL MEXICO			101,855,169
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	95,594
	Cia de Minas Buenaventura SAA, ADR	53,274	825,747
	Credicorp Ltd.	31,409	5,359,632
TOTAL PERU			6,280,973
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	477,485
	Aboitiz Power Corp.	1,003,100	568,271

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	ACEN Corp.	6,263,179	$589,478
	Ayala Corp.	158,362	1,592,939
	Ayala Land, Inc.	2,952,618	1,494,884
	Bank of the Philippine Islands	1,490,242	3,098,316
	BDO Unibank, Inc.	1,864,754	4,386,450
	DMCI Holdings, Inc.	3,166,300	616,766
	Emperador, Inc.	1,154,200	367,225
	Globe Telecom, Inc.	36,002	1,327,940
	GT Capital Holdings, Inc.	7,270	73,539
	International Container Terminal Services, Inc.	594,150	3,627,698
	JG Summit Holdings, Inc.	2,353,119	1,121,395
	Jollibee Foods Corp.	329,910	1,301,948
	Manila Electric Co.	113,390	757,427
	Metropolitan Bank & Trust Co.	2,680,128	3,153,738
Ω	Monde Nissin Corp.	1,250,000	196,483
	PLDT, Inc. (TEL PM)	68,405	1,776,182
	San Miguel Corp.	1,122,610	1,921,042
	San Miguel Food & Beverage, Inc.	9,000	7,187
	Semirara Mining & Power Corp.	560,000	321,045
	SM Investments Corp.	102,383	1,595,686
	SM Prime Holdings, Inc.	4,123,910	2,037,602
	Union Bank of the Philippines	137,528	84,937
	Universal Robina Corp.	894,700	1,825,653
TOTAL PHILIPPINES			34,321,316
POLAND — (1.0%)
	Alior Bank SA	125,242	3,001,984
* Ω	Allegro.eu SA	152,856	1,404,138
	Bank Handlowy w Warszawie SA	28,542	700,015
*	Bank Millennium SA	444,766	1,019,663
	Bank Polska Kasa Opieki SA	133,639	5,413,863
	Budimex SA	12,304	1,980,096
*	CCC SA	2,310	73,446
#	CD Projekt SA	44,998	1,806,285
* Ω	Dino Polska SA	29,619	2,632,313
	ING Bank Slaski SA	23,288	1,776,846
	Inter Cars SA	4,054	504,928
	KGHM Polska Miedz SA	117,906	4,053,261
	KRUK SA	16,653	1,863,819
	LPP SA	597	2,288,865
*	mBank SA	11,828	1,859,424
	Orange Polska SA	653,211	1,308,770
	ORLEN SA	457,556	7,460,932
# *	Pepco Group NV	112,921	546,205
*	PGE Polska Grupa Energetyczna SA	876,549	1,613,884
	Powszechna Kasa Oszczednosci Bank Polski SA	371,306	5,518,136
	Powszechny Zaklad Ubezpieczen SA	374,868	4,590,678
	Santander Bank Polska SA	14,447	1,903,857
TOTAL POLAND			53,321,408
QATAR — (0.8%)
	Barwa Real Estate Co.	459,813	350,901
	Commercial Bank PSQC	3,384,857	3,885,300
	Industries Qatar QSC	491,115	1,767,395
	Masraf Al Rayan QSC	4,269,383	2,731,255
	Mesaieed Petrochemical Holding Co.	4,068,596	1,868,557
	Ooredoo QPSC	1,303,333	3,740,702
	Qatar Electricity & Water Co. QSC	382,308	1,614,926

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	402,529	$1,629,199
	Qatar Gas Transport Co. Ltd.	2,777,888	3,437,911
	Qatar International Islamic Bank QSC	796,197	2,280,816
	Qatar Islamic Bank QPSC	662,403	3,581,450
	Qatar National Bank QPSC	3,248,908	13,626,463
	Qatar Navigation QSC	162,241	528,164
TOTAL QATAR			41,043,039
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
* ††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	172,148	0
* ††	PhosAgro PJSC	581	0
* ††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0
* ††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (3.7%)
	Abdullah Al Othaim Markets Co.	201,977	630,225
	ACWA Power Co.	67,735	7,131,846
*	Advanced Petrochemical Co.	10,386	110,675
	Al Rajhi Bank	1,034,714	23,592,285
*	Al Rajhi Co. for Co-operative Insurance	8,019	466,657
	Alinma Bank	964,801	8,333,042
	Almarai Co. JSC	236,245	3,804,908
	Arab National Bank	917,794	5,249,539
	Arabian Internet & Communications Services Co.	24,361	1,909,630
	Astra Industrial Group	9,370	398,917
	Bank AlBilad	461,843	4,526,667
*	Bank Al-Jazira	564,335	2,586,775
	Banque Saudi Fransi	499,651	4,927,334
	Bupa Arabia for Cooperative Insurance Co.	75,305	4,624,077
	Co. for Cooperative Insurance	60,623	2,326,160
	Dallah Healthcare Co.	13,671	602,957
*	Dar Al Arkan Real Estate Development Co.	538,809	1,945,410
	Dr Sulaiman Al Habib Medical Services Group Co.	67,149	5,155,488
	Etihad Etisalat Co.	680,867	9,457,486
	Jarir Marketing Co.	611,856	2,118,130
	Mobile Telecommunications Co. Saudi Arabia	136,189	395,164
	Mouwasat Medical Services Co.	105,608	3,398,093
	Nahdi Medical Co.	38,658	1,368,742
*	Rabigh Refining & Petrochemical Co.	54,949	103,400
	Riyad Bank	1,187,499	8,687,013
	Riyadh Cables Group Co.	23,487	612,240
	SABIC Agri-Nutrients Co.	163,056	5,116,443
	Sahara International Petrochemical Co.	421,664	3,208,710
*	Saudi Arabian Mining Co.	482,233	5,537,121
Ω	Saudi Arabian Oil Co.	1,686,746	12,409,094
	Saudi Aramco Base Oil Co.	37,904	1,314,366
	Saudi Awwal Bank	755,562	7,905,679
	Saudi Basic Industries Corp.	373,027	7,833,427
	Saudi Electricity Co.	534,846	2,436,930
	Saudi Industrial Investment Group	336,797	1,833,694
	Saudi Investment Bank	549,691	1,872,413
*	Saudi Kayan Petrochemical Co.	805,267	1,750,989

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	1,360,188	$13,743,829
*	Saudi Research & Media Group	42,250	2,939,705
	Saudi Tadawul Group Holding Co.	23,963	1,478,726
	Saudi Telecom Co.	1,388,839	14,266,049
*	Savola Group	276,659	3,365,332
	Yanbu National Petrochemical Co.	233,467	2,517,207
TOTAL SAUDI ARABIA			193,992,574
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	701,226	6,165,546
#	Anglo American Platinum Ltd.	30,706	1,191,865
	Aspen Pharmacare Holdings Ltd.	372,942	5,155,772
	Bid Corp. Ltd.	153,347	3,820,333
	Bidvest Group Ltd.	382,266	5,745,140
	Capitec Bank Holdings Ltd.	38,635	6,025,358
	Clicks Group Ltd.	286,283	5,571,801
	Discovery Ltd.	644,246	5,057,784
	Exxaro Resources Ltd.	324,653	3,478,365
	FirstRand Ltd.	3,491,733	15,689,797
#	Gold Fields Ltd., Sponsored ADR	584,160	10,024,186
	Harmony Gold Mining Co. Ltd. (HAR SJ)	338,962	3,323,726
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	251,806	2,447,554
	Impala Platinum Holdings Ltd.	767,499	3,942,803
	Investec Ltd.	260,237	2,031,643
	Kumba Iron Ore Ltd.	42,784	934,450
	Mr. Price Group Ltd.	95,523	1,135,981
	MTN Group Ltd.	1,300,541	5,643,232
*	MultiChoice Group	45,892	275,397
	Naspers Ltd., Class N	55,289	10,698,219
	Nedbank Group Ltd.	446,735	6,841,590
	NEPI Rockcastle NV	493,346	3,716,181
	Ninety One Ltd.	93,272	203,287
	Northam Platinum Holdings Ltd.	260,025	2,042,111
	Old Mutual Ltd. (OMU SJ)	1,069,386	722,701
	OUTsurance Group Ltd.	148,919	395,917
Ω	Pepkor Holdings Ltd.	2,341,340	2,627,587
	Sanlam Ltd.	1,476,657	6,615,476
	Sasol Ltd. (SOL SJ)	61,927	502,151
#	Sasol Ltd. (SSL US), Sponsored ADR	384,657	3,100,335
	Shoprite Holdings Ltd.	346,353	5,804,081
#	Sibanye Stillwater Ltd. (SBSW US), ADR	181,961	824,283
	Sibanye Stillwater Ltd. (SSW SJ)	2,571,515	2,936,387
	Standard Bank Group Ltd.	784,582	9,562,566
	Vodacom Group Ltd.	375,434	2,110,937
	Woolworths Holdings Ltd.	972,690	3,217,466
TOTAL SOUTH AFRICA			149,582,008
SOUTH KOREA — (11.9%)
*	Alteogen, Inc.	12,798	2,950,865
	Amorepacific Corp.	12,466	1,656,898
	Amorepacific Group	27,044	615,375
	BGF retail Co. Ltd.	3,658	276,293
	BNK Financial Group, Inc.	332,888	2,314,502
	Caregen Co. Ltd.	4,876	80,650
*	Celltrion Pharm, Inc.	10,157	746,333
	Celltrion, Inc.	44,945	6,728,074
	Cheil Worldwide, Inc.	80,161	1,037,932
	CJ CheilJedang Corp.	16,860	4,760,574

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	29,487	$2,861,694
*	CJ ENM Co. Ltd.	6,772	377,872
	CJ Logistics Corp.	11,529	831,489
	Classys, Inc.	17,370	592,988
*	CosmoAM&T Co. Ltd.	15,380	1,464,215
	Coway Co. Ltd.	70,066	3,205,509
	CS Wind Corp.	18,707	654,715
*	Daejoo Electronic Materials Co. Ltd.	3,936	339,858
*	Daewoo Engineering & Construction Co. Ltd.	114,781	349,501
	DB HiTek Co. Ltd.	27,665	1,101,755
	DB Insurance Co. Ltd.	84,096	6,794,717
	DL E&C Co. Ltd.	1,728	44,436
	Dongjin Semichem Co. Ltd.	31,306	832,280
	Dongsuh Cos., Inc.	20,637	280,702
	Doosan Bobcat, Inc.	98,639	2,985,229
	Doosan Co. Ltd.	8,059	1,033,559
*	Doosan Enerbility Co. Ltd.	484,967	6,679,310
*	Doosan Fuel Cell Co. Ltd.	22,430	330,181
# *	Ecopro BM Co. Ltd.	19,461	2,583,828
# *	Ecopro Co. Ltd.	52,695	3,582,287
	E-MART, Inc.	4,644	204,738
*	Enchem Co. Ltd.	4,046	517,655
	Eo Technics Co. Ltd.	4,360	564,192
	F&F Co. Ltd.	18,634	786,053
	Fila Holdings Corp.	54,611	1,714,457
	Green Cross Corp.	3,210	313,596
	GS Holdings Corp. (078930 KS)	96,095	3,440,128
	GS Retail Co. Ltd.	58,647	908,701
	Hana Financial Group, Inc.	446,601	21,159,073
*	Hanall Biopharma Co. Ltd.	9,326	241,771
#	Hanjin Kal Corp.	16,227	821,274
	Hankook Tire & Technology Co. Ltd.	136,667	4,462,958
	Hanmi Pharm Co. Ltd.	7,150	1,510,982
	Hanmi Science Co. Ltd.	11,934	270,708
	Hanmi Semiconductor Co. Ltd.	20,861	2,009,451
	Hanon Systems	61,204	199,076
	Hansol Chemical Co. Ltd.	7,554	902,682
	Hanwha Aerospace Co. Ltd.	20,790	4,362,272
	Hanwha Life Insurance Co. Ltd.	299,651	681,681
*	Hanwha Ocean Co. Ltd.	30,723	687,827
	Hanwha Solutions Corp.	119,708	2,175,367
	Hanwha Systems Co. Ltd.	49,412	680,468
	HD Hyundai Co. Ltd.	72,148	4,421,331
	HD Hyundai Electric Co. Ltd.	17,979	4,068,496
*	HD Hyundai Heavy Industries Co. Ltd.	7,874	1,216,820
	HD Hyundai Infracore Co. Ltd.	128,752	750,042
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	5,543,107
	Hite Jinro Co. Ltd.	5,391	81,804
	HL Mando Co. Ltd.	44,183	1,260,381
*	HLB Life Science Co. Ltd.	3,810	29,512
*	HLB, Inc.	40,876	2,427,838
	HMM Co. Ltd.	191,259	2,543,860
#	Hotel Shilla Co. Ltd.	30,951	1,129,744
*	HS Hyosung Corp.	959	44,459
*	Hugel, Inc.	5,376	962,660
	HYBE Co. Ltd.	6,614	850,789
	Hyosung Advanced Materials Corp., Class C	196	44,807
	Hyosung Corp.	4,310	144,333
	Hyosung Heavy Industries Corp.	2,938	666,894

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung TNC Corp.	525	$115,737
	Hyundai Autoever Corp.	6,743	811,536
	Hyundai Elevator Co. Ltd.	15,545	485,097
	Hyundai Engineering & Construction Co. Ltd.	81,594	1,993,582
	Hyundai Glovis Co. Ltd.	60,482	5,383,370
	Hyundai Marine & Fire Insurance Co. Ltd.	116,414	3,063,434
*	Hyundai Mipo Dockyard Co. Ltd.	15,971	1,373,957
	Hyundai Mobis Co. Ltd.	45,354	7,337,834
	Hyundai Motor Co.	110,675	20,170,509
	Hyundai Rotem Co. Ltd.	66,286	2,362,980
	Hyundai Steel Co.	105,204	2,128,731
	Hyundai Wia Corp.	2,468	94,878
	Industrial Bank of Korea	382,925	3,907,300
	IsuPetasys Co. Ltd.	48,328	1,615,604
	JB Financial Group Co. Ltd.	165,297	1,745,018
	JYP Entertainment Corp.	28,546	1,202,950
	Kakao Corp.	121,051	3,478,649
*	Kakao Games Corp.	1,703	23,215
	KakaoBank Corp.	46,502	730,395
*	Kakaopay Corp.	13,009	241,214
	Kangwon Land, Inc.	94,900	1,000,597
	KB Financial Group, Inc. (105560 KS)	299,828	19,382,682
#	KB Financial Group, Inc. (KB US), ADR	4,174	272,187
	KCC Corp.	4,380	1,057,198
	KEPCO Engineering & Construction Co., Inc.	8,576	477,018
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	377,039
	Kia Corp.	207,178	17,000,328
	KIWOOM Securities Co. Ltd.	27,218	2,645,528
	Korea Aerospace Industries Ltd.	73,272	3,045,297
*	Korea Electric Power Corp. (015760 KS)	101,293	1,461,817
*	Korea Gas Corp.	24,489	795,507
	Korea Investment Holdings Co. Ltd.	51,532	2,768,625
	Korea Zinc Co. Ltd.	5,663	2,007,798
	Korean Air Lines Co. Ltd.	255,896	3,977,006
*	Krafton, Inc.	22,713	4,897,342
	KT Corp. (KT US), Sponsored ADR	82,100	1,196,197
	KT&G Corp.	81,834	5,578,776
*	Kum Yang Co. Ltd.	16,191	803,265
	Kumho Petrochemical Co. Ltd.	20,008	2,029,451
*	Kumho Tire Co., Inc.	27,049	101,099
*	L&F Co. Ltd.	12,346	1,032,595
	LEENO Industrial, Inc.	10,832	1,594,578
	LG Chem Ltd.	32,244	7,251,164
	LG Corp.	72,161	4,601,863
*	LG Display Co. Ltd. (034220 KS)	169,698	1,393,026
*	LG Display Co. Ltd. (LPL US), ADR	298,290	1,214,040
	LG Electronics, Inc.	158,683	12,083,815
	LG H&H Co. Ltd.	14,742	3,792,426
	LG Innotek Co. Ltd.	23,203	4,357,872
	LG Uplus Corp.	419,400	3,067,519
	LIG Nex1 Co. Ltd.	12,128	1,763,259
# *	LigaChem Biosciences, Inc.	11,496	711,078
	Lotte Chemical Corp.	18,974	1,406,103
	Lotte Chilsung Beverage Co. Ltd.	823	85,403
	Lotte Corp.	31,025	559,733
	Lotte Energy Materials Corp.	14,437	407,330
	LOTTE Fine Chemical Co. Ltd.	4,053	137,645
	Lotte Shopping Co. Ltd.	1,536	69,393
	LS Corp.	29,788	2,526,457

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co. Ltd.	25,318	$3,408,170
	LX Semicon Co. Ltd.	4,493	246,289
	Macquarie Korea Infrastructure Fund	313,238	2,802,408
	Meritz Financial Group, Inc.	90,987	5,608,068
	Mirae Asset Securities Co. Ltd.	260,468	1,478,981
	NAVER Corp.	45,330	5,781,497
	NCSoft Corp.	10,733	1,377,235
* Ω	Netmarble Corp.	22,748	1,057,473
	NH Investment & Securities Co. Ltd.	262,115	2,662,580
	NongShim Co. Ltd.	5,334	1,876,761
	OCI Co. Ltd.	725	44,113
	OCI Holdings Co. Ltd.	755	40,601
	Orion Corp.	32,802	2,102,028
	Ottogi Corp.	466	148,066
	Pan Ocean Co. Ltd.	380,515	1,075,265
	Paradise Co. Ltd.	4,588	39,522
*	Pearl Abyss Corp.	18,229	565,871
#	Posco DX Co. Ltd.	45,598	966,714
	POSCO Future M Co. Ltd.	8,327	1,299,366
	POSCO Holdings, Inc. (005490 KS)	33,999	8,792,153
	Posco International Corp.	46,227	1,798,884
# *	Rainbow Robotics	4,342	444,329
	S-1 Corp.	20,536	846,794
*	Sam Chun Dang Pharm Co. Ltd.	7,088	947,707
* Ω	Samsung Biologics Co. Ltd.	8,859	6,078,072
	Samsung C&T Corp.	42,698	4,863,410
	Samsung Card Co. Ltd. (029780 KS)	31,975	981,597
*	Samsung E&A Co. Ltd.	198,100	4,137,872
	Samsung Electro-Mechanics Co. Ltd.	43,089	5,037,209
	Samsung Electronics Co. Ltd. (005930 KS)	2,535,224	156,327,537
	Samsung Fire & Marine Insurance Co. Ltd.	46,266	12,581,076
*	Samsung Heavy Industries Co. Ltd.	322,166	2,761,999
	Samsung Life Insurance Co. Ltd.	60,525	4,271,585
	Samsung SDI Co. Ltd.	30,550	7,183,199
	Samsung SDS Co. Ltd.	32,972	3,567,929
	Samsung Securities Co. Ltd.	125,495	4,105,818
	Shinhan Financial Group Co. Ltd. (055550 KS)	388,460	17,084,847
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	41,963	1,818,257
	Shinsegae, Inc.	2,752	305,160
	Shinsung Delta Tech Co. Ltd.	1,001	38,659
*	SK Biopharmaceuticals Co. Ltd.	9,334	586,304
*	SK Bioscience Co. Ltd.	13,370	542,660
	SK Hynix, Inc.	82,203	11,789,841
* Ω	SK IE Technology Co. Ltd.	17,464	478,738
*	SK Innovation Co. Ltd.	43,197	3,294,072
	SK Networks Co. Ltd.	9,769	33,158
	SK Telecom Co. Ltd. (017670 KS)	55,517	2,196,751
	SK, Inc.	45,039	4,939,794
*	SKC Co. Ltd.	12,904	1,286,604
	SL Corp.	24,615	666,883
	SM Entertainment Co. Ltd.	9,331	480,970
	S-Oil Corp.	61,546	3,036,173
	Solus Advanced Materials Co. Ltd.	6,864	76,110
	Soulbrain Co. Ltd.	4,534	875,935
	ST Pharm Co. Ltd.	787	51,321
*	Taihan Electric Wire Co. Ltd.	29,224	294,146
*	WONIK IPS Co. Ltd.	19,600	543,711
	Woori Financial Group, Inc. (316140 KS)	918,146	10,568,056
	Youngone Corp.	9,138	259,722

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Yuhan Corp.	28,273	$1,948,007
TOTAL SOUTH KOREA			630,595,711
TAIWAN — (19.6%)
	Accton Technology Corp.	302,000	4,733,934
#	Acer, Inc.	3,398,811	4,587,600
	Advanced Energy Solution Holding Co. Ltd.	14,000	224,379
	Advantech Co. Ltd.	175,089	1,862,344
	Airtac International Group	111,602	2,860,768
	Alchip Technologies Ltd.	30,000	2,443,475
	AP Memory Technology Corp.	18,000	177,074
	ASE Technology Holding Co. Ltd.	1,651,782	7,709,045
	Asia Cement Corp.	2,725,758	3,443,596
	Asia Vital Components Co. Ltd.	173,000	3,444,784
	ASMedia Technology, Inc.	19,000	981,422
	ASPEED Technology, Inc.	31,300	3,943,789
	Asustek Computer, Inc.	627,180	8,795,366
#	AUO Corp. (2409 TT)	7,868,498	4,296,207
#	AURAS Technology Co. Ltd.	33,000	685,740
	Bizlink Holding, Inc.	24,551	286,604
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,434,410
#	Catcher Technology Co. Ltd.	708,429	4,614,548
	Cathay Financial Holding Co. Ltd.	4,347,393	8,324,483
#	Chailease Holding Co. Ltd.	1,370,223	6,392,298
	Chang Hwa Commercial Bank Ltd.	5,046,946	2,886,513
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,643,800
	Chicony Electronics Co. Ltd.	810,497	3,862,381
	Chicony Power Technology Co. Ltd.	56,000	228,542
#	China Airlines Ltd.	5,658,536	3,980,513
	China Development Financial Holding Corp.	13,997,045	6,908,111
#	China Motor Corp.	241,000	723,551
#	China Steel Corp.	10,174,932	7,201,534
#	Chipbond Technology Corp.	612,000	1,190,451
	Chroma ATE, Inc.	372,000	3,463,668
	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	3,258,776
	Chunghwa Telecom Co. Ltd. (2412 TT)	683,000	2,530,845
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,129,631
	Compal Electronics, Inc.	5,016,541	4,860,609
	Compeq Manufacturing Co. Ltd.	1,260,000	3,023,897
	CTBC Financial Holding Co. Ltd.	10,705,175	11,619,586
	Delta Electronics, Inc.	835,486	10,730,836
	E Ink Holdings, Inc.	602,000	4,967,184
	E.Sun Financial Holding Co. Ltd.	10,515,291	8,519,326
#	Eclat Textile Co. Ltd.	171,402	2,783,807
	Elite Material Co. Ltd.	263,000	3,573,737
#	eMemory Technology, Inc.	59,000	4,191,079
	Eternal Materials Co. Ltd.	323,161	303,425
	Eva Airways Corp.	5,230,758	5,512,803
#	Evergreen Marine Corp. Taiwan Ltd.	1,066,289	5,538,232
	Far Eastern International Bank	488,111	229,593
	Far Eastern New Century Corp.	3,702,085	3,851,201
	Far EasTone Telecommunications Co. Ltd.	1,940,000	5,110,558
#	Faraday Technology Corp.	137,097	1,266,073
	Farglory Land Development Co. Ltd.	48,000	126,346
#	Feng TAY Enterprise Co. Ltd.	471,666	2,020,229
	First Financial Holding Co. Ltd.	9,962,974	8,923,365
	Formosa Chemicals & Fibre Corp.	3,067,518	4,670,486
#	Formosa Petrochemical Corp.	487,000	955,530
#	Formosa Plastics Corp.	2,995,153	5,288,905

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Sumco Technology Corp.	91,000	$423,576
	Formosa Taffeta Co. Ltd.	549,000	372,641
#	Fortune Electric Co. Ltd.	57,200	1,220,704
#	Foxconn Technology Co. Ltd.	1,025,627	2,063,254
	Fubon Financial Holding Co. Ltd.	3,608,812	9,772,528
	Genius Electronic Optical Co. Ltd.	93,695	1,512,530
#	Getac Holdings Corp.	429,000	1,351,299
	Giant Manufacturing Co. Ltd.	408,810	2,963,062
#	Gigabyte Technology Co. Ltd.	343,000	2,773,931
#	Global Unichip Corp.	86,000	3,095,576
#	Globalwafers Co. Ltd.	286,000	4,350,547
#	Gold Circuit Electronics Ltd.	370,000	2,520,548
	Great Wall Enterprise Co. Ltd.	293,000	513,551
	Highwealth Construction Corp.	1,446,768	2,832,860
#	Hiwin Technologies Corp.	395,291	2,431,047
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	35,216,390
#	Hotai Finance Co. Ltd.	225,940	714,162
#	Hotai Motor Co. Ltd.	143,960	2,855,000
	Hua Nan Financial Holdings Co. Ltd.	7,414,500	6,279,222
	Innolux Corp.	10,267,469	4,828,990
	International Games System Co. Ltd.	284,000	6,497,615
#	Inventec Corp.	2,220,550	3,283,667
	Jentech Precision Industrial Co. Ltd.	50,000	1,796,495
#	Jinan Acetate Chemical Co. Ltd.	47,538	1,262,144
	JSL Construction & Development Co. Ltd.	46,000	288,867
	King Slide Works Co. Ltd.	33,000	1,141,067
	King Yuan Electronics Co. Ltd.	1,679,000	5,473,807
#	King's Town Bank Co. Ltd.	329,000	590,228
	Largan Precision Co. Ltd. (3008 TT)	78,860	6,841,912
	Lien Hwa Industrial Holdings Corp.	1,000,819	1,910,326
#	Lite-On Technology Corp.	1,573,410	4,811,976
	Lotes Co. Ltd.	90,700	3,907,028
#	Lotus Pharmaceutical Co. Ltd.	205,000	1,656,841
	Macronix International Co. Ltd.	1,846,074	1,662,856
	Makalot Industrial Co. Ltd.	201,000	2,754,974
	MediaTek, Inc.	759,995	28,944,499
	Mega Financial Holding Co. Ltd.	5,090,817	6,712,832
	Merida Industry Co. Ltd.	185,287	1,418,975
	Micro-Star International Co. Ltd.	878,000	4,580,948
	Mitac Holdings Corp.	16,000	20,816
#	momo.com, Inc.	89,100	1,134,730
	Nan Ya Plastics Corp.	3,355,599	5,134,628
#	Nan Ya Printed Circuit Board Corp.	320,000	1,638,494
# *	Nanya Technology Corp.	1,217,010	2,142,414
	Nien Made Enterprise Co. Ltd.	221,000	2,684,047
#	Novatek Microelectronics Corp.	668,000	10,773,208
	Nuvoton Technology Corp.	33,000	106,070
#	Oneness Biotech Co. Ltd.	248,235	1,200,912
	Parade Technologies Ltd.	71,000	1,611,352
	Pegatron Corp.	1,946,345	6,012,499
*	PharmaEssentia Corp.	209,869	4,213,522
	Phison Electronics Corp.	169,000	2,662,648
	Pou Chen Corp.	2,506,487	2,766,724
*	Powerchip Semiconductor Manufacturing Corp.	3,743,000	2,651,918
#	Powertech Technology, Inc.	902,819	4,539,752
	Poya International Co. Ltd.	53,964	843,915
	President Chain Store Corp.	335,831	2,844,567
#	Qisda Corp.	1,446,000	1,544,111
	Quanta Computer, Inc.	1,165,000	9,925,508

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Radiant Opto-Electronics Corp.	584,000	$3,189,372
	Realtek Semiconductor Corp.	177,950	2,807,154
	Ruentex Development Co. Ltd.	1,695,101	2,661,082
#	Ruentex Industries Ltd.	715,214	1,758,731
#	Sakura Development Co. Ltd.	147,000	355,941
	Sanyang Motor Co. Ltd.	498,000	1,166,457
#	Shanghai Commercial & Savings Bank Ltd.	3,038,718	3,871,258
#	Shihlin Electric & Engineering Corp.	191,000	1,406,845
*	Shin Kong Financial Holding Co. Ltd.	15,375,020	5,106,706
#	Silergy Corp.	235,000	3,248,990
	Simplo Technology Co. Ltd.	216,000	2,373,878
	Sinbon Electronics Co. Ltd.	194,000	1,949,848
#	Sino-American Silicon Products, Inc.	686,000	4,041,349
	SinoPac Financial Holdings Co. Ltd.	9,849,762	8,017,782
	Standard Foods Corp.	187,418	226,863
#	Synnex Technology International Corp.	1,370,343	2,976,830
#	TA Chen Stainless Pipe	2,423,787	2,894,443
	Taichung Commercial Bank Co. Ltd.	3,677,151	1,998,860
	Taishin Financial Holding Co. Ltd.	10,808,066	6,698,456
	Taiwan Business Bank	7,566,784	4,335,598
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	6,056,473
	Taiwan FamilyMart Co. Ltd.	48,000	276,953
	Taiwan Fertilizer Co. Ltd.	723,000	1,422,786
*	Taiwan Glass Industry Corp.	666,375	355,911
	Taiwan High Speed Rail Corp.	1,581,000	1,435,669
	Taiwan Mobile Co. Ltd.	1,443,300	4,643,099
#	Taiwan Secom Co. Ltd.	197,670	799,754
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	13,476,808	393,135,863
# *	Tatung Co. Ltd.	1,748,000	2,678,482
#	TCC Group Holdings Co. Ltd.	5,327,701	5,636,867
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,348,090
	Tong Yang Industry Co. Ltd.	9,000	25,604
	Tripod Technology Corp.	590,870	3,626,195
	Tung Ho Steel Enterprise Corp.	57,040	127,973
#	Unimicron Technology Corp.	1,357,000	7,561,764
	Union Bank of Taiwan	972,309	443,318
#	Uni-President Enterprises Corp.	4,692,033	12,058,079
	United Integrated Services Co. Ltd.	159,000	1,665,724
#	United Microelectronics Corp. (2303 TT)	6,239,000	9,939,303
#	Vanguard International Semiconductor Corp.	1,105,000	3,938,741
	Via Technologies, Inc.	67,000	251,115
	VisEra Technologies Co. Ltd.	117,000	1,184,799
	Voltronic Power Technology Corp.	75,224	4,281,385
#	Walsin Lihwa Corp.	2,911,818	3,072,472
	Walsin Technology Corp.	395,000	1,387,658
	Wan Hai Lines Ltd.	901,747	2,151,043
*	Win Semiconductors Corp.	235,034	975,192
#	Winbond Electronics Corp.	3,826,257	2,727,831
* ††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	7,412,890
	Wistron NeWeb Corp.	317,172	1,369,626
#	Wiwynn Corp.	53,000	3,359,351
	WPG Holdings Ltd.	1,741,039	4,587,893
#	WT Microelectronics Co. Ltd.	308,945	983,408
	Yageo Corp.	316,055	7,707,229
	Yang Ming Marine Transport Corp.	2,002,000	3,879,589
	YFY, Inc.	782,000	711,425
	Yuanta Financial Holding Co. Ltd.	8,914,591	8,943,821
#	Yulon Finance Corp.	473,023	2,235,677

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yulon Motor Co. Ltd.	782,496	$1,461,796
#	Zhen Ding Technology Holding Ltd.	971,700	4,098,081
TOTAL TAIWAN			1,033,442,671
THAILAND — (1.6%)
	Advanced Info Service PCL	707,700	4,645,863
	Airports of Thailand PCL	1,970,200	3,122,915
	AP Thailand PCL	233,300	53,670
#	Asset World Corp. PCL	4,642,200	474,053
	B Grimm Power PCL	747,100	452,724
	Bangchak Corp. PCL	2,006,900	1,773,526
	Bangkok Airways PCL	437,900	257,986
	Bangkok Bank PCL (BBLF TB)	529,400	2,034,726
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	486,966
	Bangkok Chain Hospital PCL	1,275,700	615,571
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	3,680,008
	Bangkok Expressway & Metro PCL	5,243,799	1,147,472
	Bangkok Life Assurance PCL, NVDR	317,400	155,828
	Banpu PCL	8,583,366	1,216,047
	Banpu Power PCL	448,700	152,315
#	Berli Jucker PCL	1,078,600	626,372
	Betagro PCL	206,000	136,389
#	BTS Group Holdings PCL	5,999,300	723,720
	Bumrungrad Hospital PCL	376,300	2,596,993
	Carabao Group PCL, Class F	277,600	514,002
	Central Pattana PCL	1,224,600	1,898,139
	Central Plaza Hotel PCL	299,900	347,058
#	Central Retail Corp. PCL	1,502,350	1,338,185
#	CH Karnchang PCL	722,500	393,225
*	Charoen Pokphand Foods PCL	3,633,123	2,446,204
#	Com7 PCL, Class F	1,057,300	605,104
	CP ALL PCL	2,205,200	3,603,672
	CP Axtra PCL	219,800	188,074
	Delta Electronics Thailand PCL	1,325,100	3,791,842
	Dohome PCL	36,500	11,469
#	Electricity Generating PCL	183,100	503,403
#	Energy Absolute PCL	1,266,300	127,891
#	Global Power Synergy PCL, Class F	770,000	858,676
	Gulf Energy Development PCL	1,327,999	1,778,986
	Hana Microelectronics PCL	400,300	522,204
	Home Product Center PCL	4,266,113	1,089,118
#	Indorama Ventures PCL	1,401,500	758,843
	Intouch Holdings PCL, Class F	326,800	754,083
	I-TAIL Corp. PCL	259,600	160,953
	Kasikornbank PCL (KBANKF TB)	167,300	619,543
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	20,290
#	KCE Electronics PCL	747,900	933,695
	Kiatnakin Phatra Bank PCL	89,200	96,344
	Krung Thai Bank PCL	1,429,987	726,126
#	Krungthai Card PCL	660,700	722,887
#	Land & Houses PCL (LHF TB)	6,279,800	1,013,013
	MBK PCL	177,300	81,077
	Mega Lifesciences PCL	287,400	294,294
	Minor International PCL	2,962,683	2,431,154
	MK Restaurants Group PCL	26,700	19,663
	Muangthai Capital PCL	900,700	1,017,062
	Ngern Tid Lor PCL	1,462,949	640,258
	Osotspa PCL	1,262,400	853,523
	Plan B Media PCL, Class F	2,033,500	422,160

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	PSG Corp. PCL	6,380,000	$96,653
	PTT Exploration & Production PCL	1,156,055	4,767,571
	PTT Global Chemical PCL	1,554,025	1,188,026
	PTT Oil & Retail Business PCL	2,005,300	888,869
	PTT PCL	6,816,500	6,119,456
	Ramkhamhaeng Hospital PCL, Class F	4,300	3,498
	Ratch Group PCL	792,000	616,580
	SCB X PCL	355,366	1,026,868
	SCG Packaging PCL	928,300	735,713
	Siam Cement PCL	262,200	1,625,647
	Siam City Cement PCL (SCCC/F TB)	66,589	253,130
#	Siam Global House PCL	1,363,798	589,213
	SISB PCL	9,900	9,026
#	Srisawad Corp. PCL	822,169	749,628
	Supalai PCL	934,000	442,828
	Thai Life Insurance PCL	89,200	18,268
	Thai Oil PCL	1,294,517	1,834,005
#	Thai Union Group PCL, Class F	3,173,640	1,291,002
	Thanachart Capital PCL	314,900	415,214
	Thonburi Healthcare Group PCL	241,300	182,777
#	Tisco Financial Group PCL (TISCO/F TB)	277,600	720,381
#	TMBThanachart Bank PCL	23,842,097	1,130,401
	TOA Paint Thailand PCL	605,800	309,316
*	True Corp. PCL	11,141,686	2,891,306
	TTW PCL	290,268	72,068
	WHA Corp. PCL	9,104,200	1,340,919
TOTAL THAILAND			85,253,727
TURKEY — (1.0%)
	Akbank TAS	1,930,622	3,606,096
	Aksa Akrilik Kimya Sanayii AS	132,864	40,646
	Aksa Enerji Uretim AS	237,721	296,483
	Alarko Holding AS	123,824	391,813
	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,520	1,851,388
	Arcelik AS	76,332	387,345
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	782,388
	BIM Birlesik Magazalar AS	226,164	4,273,982
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	69,838
	Borusan Yatirim ve Pazarlama AS	3,253	208,034
	Coca-Cola Icecek AS	71,761	1,833,542
	Dogan Sirketler Grubu Holding AS	1,113,296	564,142
	Dogus Otomotiv Servis ve Ticaret AS	79,886	580,447
	EGE Endustri VE Ticaret AS	725	267,581
Ω	Enerjisa Enerji AS	161,809	330,015
	Enka Insaat ve Sanayi AS	775,859	1,091,941
	Eregli Demir ve Celik Fabrikalari TAS	683,221	1,156,051
	Ford Otomotiv Sanayi AS	45,341	1,361,442
*	Gubre Fabrikalari TAS	23,608	115,758
	Is Yatirim Menkul Degerler AS	585,996	662,206
	Kiler Holding AS	19,833	19,272
	KOC Holding AS	527,137	3,423,889
	Kontrolmatik Enerji Ve Muhendislik AS	97,695	190,133
*	Konya Cimento Sanayii AS	844	195,354
	Koza Altin Isletmeleri AS	299,082	209,341
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	28,070	95,541
	Migros Ticaret AS	59,911	954,605
	Nuh Cimento Sanayi AS	26,563	245,486
	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	619,427
*	Oyak Cimento Fabrikalari AS	355,083	850,029

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Pegasus Hava Tasimaciligi AS	327,078	$2,211,697
*	Petkim Petrokimya Holding AS	1,033,711	753,591
*	Sasa Polyester Sanayi AS	266,173	373,211
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	57,203
*	TAV Havalimanlari Holding AS	190,894	1,491,562
	Tofas Turk Otomobil Fabrikasi AS	91,444	773,428
*	Turk Hava Yollari AO	371,110	3,240,104
*	Turk Telekomunikasyon AS	280,668	433,170
	Turk Traktor ve Ziraat Makineleri AS	19,401	453,878
	Turkcell Iletisim Hizmetleri AS	1,012,801	3,230,703
	Turkiye Garanti Bankasi AS	391,168	1,462,644
	Turkiye Is Bankasi AS, Class C	5,155,327	2,332,231
	Turkiye Petrol Rafinerileri AS	634,738	3,129,939
	Turkiye Sigorta AS	200,409	364,343
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,382,125
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	444,381
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	17,584
	Yapi ve Kredi Bankasi AS	2,835,254	2,582,597
TOTAL TURKEY			51,408,606
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,937,572	7,117,451
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,509,659
	Abu Dhabi National Oil Co. for Distribution PJSC	2,423,298	2,354,416
	ADNOC Drilling Co. PJSC	1,576,637	1,889,461
	Agility Global PLC	2,014,994	636,380
	Aldar Properties PJSC	3,059,338	6,156,645
*	Alpha Dhabi Holding PJSC	298,846	988,818
	Dubai Electricity & Water Authority PJSC	3,588,005	2,325,222
	Dubai Islamic Bank PJSC	4,508,324	7,182,840
	Emaar Development PJSC	431,423	997,838
	Emaar Properties PJSC	6,585,502	15,472,400
	Emirates Integrated Telecommunications Co. PJSC	61,925	102,043
	Emirates NBD Bank PJSC	2,154,592	11,196,983
	Emirates Telecommunications Group Co. PJSC	1,840,642	8,208,583
	First Abu Dhabi Bank PJSC	2,093,677	7,440,104
*	International Holding Co. PJSC	23,954	2,705,218
*	Multiply Group PJSC	1,298,437	813,299
	Salik Co. PJSC	63,775	58,533
TOTAL UNITED ARAB EMIRATES			81,155,893
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC (AU US)	203,823	5,723,350
TOTAL COMMON STOCKS			5,193,688,854
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Banco Bradesco SA, 10.553%	2,309,338	5,075,019
	Centrais Eletricas Brasileiras SA Class B, 4.180%	111,846	862,354
	Cia Energetica de Minas Gerais, 9.945%	1,543,979	2,964,492
	Cia Paranaense de Energia - Copel Class B, 3.767%	1,103,566	1,968,650
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	167,800	728,617
	Energisa SA, 4.450%	639	863
	Gerdau SA, 6.097%	569,235	1,837,687
	Itau Unibanco Holding SA, 6.925%	1,848,256	11,070,943
	Petroleo Brasileiro SA, 14.593%	3,257,547	21,545,545

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Raizen SA, 5.668%	1,540,487	$814,345
TOTAL BRAZIL		46,868,515
CHILE — (0.0%)
Embotelladora Andina SA Class B, 5.555%	234,235	748,557
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 8.282%	669,641	70,254
Grupo de Inversiones Suramericana SA, 6.233%	74,327	394,477
TOTAL COLOMBIA		464,731
SOUTH KOREA — (0.0%)
Hanwha Solutions Corp., 1.591%	409	6,583
TOTAL PREFERRED STOCKS		48,088,386
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 08/06/2024	3,538	7,250
INDIA — (0.0%)
* Tata Consumer Products Ltd. Rights 08/19/2024	11,562	51,093
TAIWAN — (0.0%)
* Winbond Electronics Corp. Rights 08/12/2024	234,336	1,069
TURKEY — (0.0%)
* Kontrolmatik Enerji Ve Muhendislik AS Rights 08/02/2024	43,420	83,188
TOTAL RIGHTS/WARRANTS		142,600
TOTAL INVESTMENT SECURITIES (Cost $2,919,184,570)		5,241,919,840

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	3,101,130	35,870,774
TOTAL INVESTMENTS — (100.0%)
(Cost $2,955,057,233)^^			$5,277,790,614

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Emerging Markets Series
CONTINUED
As of July 31, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	122	09/20/24	$33,504,124	$33,903,800	$399,676
Total Futures Contracts			$33,504,124	$33,903,800	$399,676
Summary of the Series' investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$162,125,977	—	—	$162,125,977
Chile	8,266,776	$13,077,831	—	21,344,607
China	143,988,654	997,616,262	—	1,141,604,916
Colombia	4,033,907	42,213	—	4,076,120
Czech Republic	—	8,407,622	—	8,407,622
Egypt	201,614	2,552,022	—	2,753,636
Greece	—	26,841,468	—	26,841,468
Hungary	—	13,082,357	—	13,082,357
India	35,263,790	1,108,395,311	$879,223	1,144,538,324
Indonesia	—	83,957,984	—	83,957,984
Kuwait	—	30,328,225	—	30,328,225
Malaysia	—	86,651,173	—	86,651,173
Mexico	100,612,649	1,242,520	—	101,855,169
Peru	6,280,973	—	—	6,280,973
Philippines	—	34,321,316	—	34,321,316
Poland	—	53,321,408	—	53,321,408
Qatar	—	41,043,039	—	41,043,039
Saudi Arabia	—	193,992,574	—	193,992,574
South Africa	16,396,358	133,185,650	—	149,582,008
South Korea	4,545,140	626,050,571	—	630,595,711
Taiwan	4,129,631	1,029,313,040	—	1,033,442,671
Thailand	75,410,749	9,842,978	—	85,253,727
Turkey	—	51,408,606	—	51,408,606
United Arab Emirates	8,844,963	72,310,930	—	81,155,893
United Kingdom	5,723,350	—	—	5,723,350
Preferred Stocks
Brazil	46,868,515	—	—	46,868,515
Chile	—	748,557	—	748,557
Colombia	464,731	—	—	464,731
South Korea	—	6,583	—	6,583
Rights/Warrants
Brazil	—	7,250	—	7,250
India	—	51,093	—	51,093
Taiwan	—	1,069	—	1,069
Turkey	—	83,188	—	83,188
Securities Lending Collateral	—	35,870,774	—	35,870,774
Total Investments in Securities	$623,157,777	$4,653,753,614	$879,223˂˃	$5,277,790,614

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$399,676	—	—	$399,676
Total Financial Instruments	$399,676	—	—	$399,676
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At July 31, 2024, the Trust consisted of ten operational portfolios, of which three (the “Series”) are included in this document and are “Master Funds” in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Series entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$17,011,901
The DFA International Value Series	9,989,752
The Emerging Markets Series	3,024,755
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form

N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series' until the 2024 annual shareholder reports, and will have no effect on the Series' accounting policies or financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.